UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Income Fund of America®
Investment portfolio

April 30, 2008
unaudited
Common stocks — 62.97%	Shares	Market value (000)

FINANCIALS — 11.64%
Citigroup Inc.	43,378,300	$1,096,170
Bank of America Corp.	22,288,550	836,712
Wells Fargo & Co.	17,830,000	530,443
Lloyds TSB Group PLC[1]	61,959,000	524,938
U.S. Bancorp	13,430,400	455,156
Equity Residential, shares of beneficial interest	7,842,800	325,633
PNC Financial Services Group, Inc.	4,660,000	323,171
Kimco Realty Corp.	7,967,866	317,998
Unibail-Rodamco, non-registered shares[1]	1,200,000	308,861
Fannie Mae	10,656,200	301,570
Washington Mutual, Inc.	20,650,000	253,789
Société Générale[1]	1,900,000	220,926
Société Générale[1,2]	262,500	29,831
Simon Property Group, Inc.	2,250,000	224,685
Wachovia Corp.	6,796,300	198,112
SunTrust Banks, Inc.	3,500,000	195,125
Banco Itaú Holding Financeira SA, preferred nominative	6,545,000	186,814
Boston Properties, Inc.	1,800,000	180,882
ING Groep NV, depository receipts[1]	4,426,202	167,978
Crédit Agricole SA1	5,000,000	167,809
Malayan Banking Bhd.[1]	64,955,750	164,300
iStar Financial, Inc.[3]	8,436,150	162,396
Developers Diversified Realty Corp.	3,755,000	161,277
AMB Property Corp.	2,650,000	153,038
Banco Santander, SA1	7,030,828	151,660
Hospitality Properties Trust	4,500,000	144,585
Arthur J. Gallagher & Co.[3]	5,403,700	132,769
Insurance Australia Group Ltd.[1]	31,927,784	130,903
American Capital Strategies, Ltd.	4,020,000	127,635
CapitalSource Inc.	8,828,441	124,040
Fidelity National Financial, Inc.	7,610,250	121,688
DnB NOR ASA[1,2]	7,500,000	111,302
Unione di Banche Italiane Scpa[1]	3,661,500	96,538
JPMorgan Chase & Co.	2,000,000	95,300
Allied Capital Corp.	4,629,520	93,053
HCP, Inc.	2,442,300	87,190
Popular, Inc.	6,413,895	79,981
Singapore Exchange Ltd.[1]	12,300,000	77,374
BNP Paribas SA1	700,000	75,180
Boardwalk REIT	1,884,000	74,649
Itaúsa — Investimentos Itaú SA, preferred nominative	10,963,851	72,248
Unibanco-União de Bancos Brasileiros SA, units (GDR)	484,000	70,378
HRPT Properties Trust	8,319,625	57,655
AMP Ltd.[1]	6,500,000	47,723
Wilmington Trust Corp.	1,300,000	42,744
XL Capital Ltd., Class A	1,175,000	40,996
Standard Bank Group Ltd.[1]	3,253,374	38,515
First Midwest Bancorp, Inc.	1,500,000	38,295
St.George Bank Ltd.[1]	1,247,942	31,101
Cousins Properties Inc.	666,525	16,936
Sunstone Hotel Investors, Inc.	500,000	9,340
		9,677,392

TELECOMMUNICATION SERVICES — 8.93%
AT&T Inc.	64,706,621	2,504,793
Verizon Communications Inc.	42,074,000	1,619,008
Vodafone Group PLC[1]	293,165,000	924,832
Koninklijke KPN NV1	44,072,200	803,061
Telekomunikacja Polska SA1	31,055,000	312,173
Chunghwa Telecom Co., Ltd. (ADR)	7,749,450	197,689
Chunghwa Telecom Co., Ltd.[1]	43,659,060	112,218
France Télécom SA1	6,364,947	199,284
Bell Aliant Regional Communications Income Fund[3]	6,405,000	191,450
Telstra Corp. Ltd., installment receipts[1]	45,368,954	125,989
Telstra Corp. Ltd.[1]	7,500,000	32,131
Hutchison Telecommunications International Ltd.[1,2]	100,847,000	141,834
StarHub Ltd[1]	45,306,250	101,611
Singapore Telecommunications Ltd.[1]	30,000,000	85,646
SK Telecom Co., Ltd. (ADR)	2,775,000	62,632
Sprint Nextel Corp., Series 1	760,501	6,076
American Tower Corp., Class A2	42,271	1,835
Embarq Corp.	38,025	1,581
XO Holdings, Inc.[2]	9,158	7
		7,423,850

UTILITIES — 7.80%
E.ON AG1	5,000,000	1,013,730
SUEZ SA1	9,323,500	654,980
Entergy Corp.	4,842,600	556,221
RWE AG1	3,764,384	431,660
Exelon Corp.	4,300,000	367,564
Ameren Corp.	7,000,000	317,520
FirstEnergy Corp.	4,195,000	317,310
Southern Co.	8,405,000	312,918
Enel SpA[1]	26,418,000	286,036
Equitable Resources, Inc.	4,050,000	268,799
DTE Energy Co.	6,500,000	262,015
Duke Energy Corp.	13,431,172	245,925
Hongkong Electric Holdings Ltd.[1]	34,986,000	220,260
Public Service Enterprise Group Inc.	4,834,000	212,261
American Electric Power Co., Inc.	4,250,000	189,677
Consolidated Edison, Inc.	4,180,000	173,888
NiSource Inc.	5,804,600	103,902
PPL Corp.	2,000,000	96,040
Progress Energy, Inc.	2,045,400	85,886
MDU Resources Group, Inc.	2,655,000	76,650
CLP Holdings Ltd.[1]	6,304,000	49,893
Ratchaburi Electricity Generating Holding PCL[1]	31,800,000	46,114
Dominion Resources, Inc.	1,000,000	43,390
Pinnacle West Capital Corp.	1,200,000	40,728
Electricity Generating PCL[1]	12,062,472	36,268
Northeast Utilities	1,214,500	31,966
Xcel Energy Inc.	1,500,000	31,200
Glow Energy PCL[1]	14,640,000	15,220
		6,488,021

INDUSTRIALS — 6.03%
General Electric Co.	44,350,000	1,450,245
Waste Management, Inc.	15,743,500	568,341
Emerson Electric Co.	9,370,000	489,676
Schneider Electric SA1	3,381,038	412,273
Deutsche Post AG1	12,271,400	381,586
Sandvik AB1	23,580,000	361,707
Atlas Copco AB, Class A1	19,600,000	314,559
Cooper Industries, Ltd., Class A	4,500,000	190,755
Masco Corp.	10,253,200	186,711
Hubbell Inc., Class B	3,272,100	146,361
Macquarie Korea Infrastructure Fund[1,3]	21,023,070	135,714
PACCAR Inc	2,708,550	128,169
R.R. Donnelley & Sons Co.	2,845,400	87,183
Avery Dennison Corp.	1,498,182	72,197
SembCorp Industries Ltd[1]	16,689,500	51,423
Singapore Technologies Engineering Ltd.[1]	15,281,000	36,408
UAL Corp.[2]	59,995	894
		5,014,202

CONSUMER STAPLES — 5.81%
H.J. Heinz Co.[3]	20,596,700	968,663
Kraft Foods Inc., Class A	23,426,892	740,992
Philip Morris International Inc.[2]	12,530,000	639,406
Coca-Cola Co.	7,340,000	432,106
Unilever NV, depository receipts[1]	6,380,000	213,813
Unilever NV (New York registered)	4,551,750	152,666
Diageo PLC[1]	17,950,000	366,368
Altria Group, Inc.	12,530,000	250,600
General Mills, Inc.	4,126,800	249,259
ConAgra Foods, Inc.	9,962,600	234,719
Kimberly-Clark Corp.	2,750,000	175,972
Goodman Fielder Ltd.[1,3]	67,000,000	112,643
UST Inc.	2,000,000	104,140
SABMiller PLC[1]	4,311,000	98,979
Reynolds American Inc.	860,132	46,318
Coca-Cola Amatil Ltd.[1]	5,822,118	46,016
		4,832,660

ENERGY — 5.80%
Chevron Corp.	22,355,000	2,149,433
TOTAL SA (ADR)	3,640,000	305,760
TOTAL SA1	3,390,000	283,936
Diamond Offshore Drilling, Inc.	4,605,000	577,513
Spectra Energy Corp	17,251,414	426,110
Marathon Oil Corp.	7,790,000	354,990
Royal Dutch Shell PLC, Class A (ADR)	2,500,000	200,775
Royal Dutch Shell PLC, Class B1	2,797,147	111,387
Occidental Petroleum Corp.	2,500,000	208,025
Exxon Mobil Corp.	1,385,000	128,902
Centennial Coal Co. Ltd.[1]	8,916,417	37,901
Banpu PCL[1]	2,405,900	33,329
		4,818,061

HEALTH CARE — 4.08%
Bristol-Myers Squibb Co.	46,700,500	1,026,010
Merck & Co., Inc.	23,340,200	887,861
Eli Lilly and Co.	13,065,000	628,949
Pfizer Inc	24,200,000	486,662
Abbott Laboratories	3,500,000	184,625
Wyeth	4,000,000	177,880
Clarent Hospital Corp.[1,2,3]	484,684	97
		3,392,084

CONSUMER DISCRETIONARY — 3.77%
McDonald’s Corp.	13,600,300	810,306
Esprit Holdings Ltd.[1]	40,949,000	504,589
Carnival Corp., units	8,350,000	335,420
Vivendi SA1,2	8,180,000	331,184
General Motors Corp.	7,442,559	172,667
CBS Corp., Class B	7,000,000	161,490
VF Corp.	2,040,000	151,735
Leggett & Platt, Inc.	6,500,000	107,900
DSG International PLC[1]	83,830,000	107,834
New York Times Co., Class A	4,814,332	93,880
Polaris Industries Inc.[3]	1,707,000	79,461
Regal Entertainment Group, Class A	4,022,000	76,257
Kesa Electricals PLC[1]	17,900,000	73,253
Kingfisher PLC[1]	12,121,628	31,616
D.R. Horton, Inc.	1,862,767	28,854
Marks and Spencer Group PLC[1]	3,195,000	23,968
Macquarie Media Group[1]	6,055,676	21,046
Time Warner Cable Inc., Class A2	398,337	11,154
Idearc Inc.	2,821,838	9,312
Adelphia Recovery Trust, Series ACC-1[2]	19,531,478	781
		3,132,707

MATERIALS — 3.22%
E.I. du Pont de Nemours and Co.	14,869,200	727,253
Weyerhaeuser Co.[3]	10,728,000	685,305
Dow Chemical Co.	8,980,000	360,547
MeadWestvaco Corp.[3]	11,500,696	302,468
International Paper Co.	5,500,000	143,935
RPM International, Inc.	5,385,000	120,085
PPG Industries, Inc.	1,885,000	115,682
Alcoa Inc.	3,036,400	105,606
UPM-Kymmene Oyj[1]	4,100,000	78,568
Freeport-McMoRan Copper & Gold Inc.	300,000	34,125
		2,673,574

INFORMATION TECHNOLOGY — 1.17%
Microchip Technology Inc.[3]	14,128,000	519,204
Microsoft Corp.	6,600,000	188,232
Lite-On Technology Corp.[1]	107,917,127	126,339
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,500,000	61,820
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	16,000,000	34,875
Quanta Computer Inc.[1]	23,460,000	38,907
Micron Technology, Inc.[2,4]	339,328	2,620
ZiLOG, Inc.[2]	455,000	1,665
		973,662

MISCELLANEOUS — 4.72%
Other common stocks in initial period of acquisition		3,920,003

Total common stocks (cost: $45,940,980,000)		52,346,216

Preferred stocks — 1.18%

FINANCIALS — 0.96%
Fannie Mae, Series O, 7.00%[4,5]	1,604,000	73,884
SB Treasury Co. LLC, Series A, 9.40% noncumulative[4,5]	107,000,000	107,778
Sumitomo Mitsui Banking Corp. 6.078%[4,5]	31,750,000	28,454
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[4,5]	65,750,000	65,931
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[4,5]	31,300,000	31,403
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,4,5]	28,850,000	25,735
Freddie Mac, Series W, 5.66%	1,787,800	35,045
Vornado Realty Trust, Series I, 6.625%	3,380,000	72,197
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	62,275,000	56,372
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[4,5]	11,185,000	11,219
Bank of America Corp., Series K, 8.00% noncumulative[5]	49,500,000	50,445
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000	26,066
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	12,415
Santander Finance Preferred S.A., Unipersonal, 6.50%	1,524,000	32,433
Public Storage, Inc., Series F, 6.45%	1,000,000	21,100
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	9,844
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	45,950,000	30,930
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	31,710,000	27,809
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	2,948,000	15,017
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	520,000	12,735
XL Capital Ltd., Series E, 6.50%[5]	14,750,000	10,341
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[4,5]	11,000,000	10,179
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	8,000,000	8,195
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000	6,780
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[3]	400,000	6,600
RBS Capital Trust IV 3.496% noncumulative trust[5]	4,745,000	3,683
CBG Florida REIT Corp., Series A, Class A, 7.114%[4,5]	9,000,000	3,510
		796,100

MISCELLANEOUS — 0.22%
Other preferred stocks in initial period of acquisition		183,875

Total preferred stocks (cost: $1,103,054,000)		979,975

		Market value
Rights & warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[2]	18,316	$1
XO Holdings, Inc., Series B, warrants, expire 2010[2]	13,738	1
XO Holdings, Inc., Series C, warrants, expire 2010[2]	13,738	—
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	15,000	0
		2

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		157

Total rights & warrants (cost: $779,000)		159

	Shares or
Convertible securities — 2.71%	principal amount

FINANCIALS — 0.77%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[1,6]	3,570,000	186,176
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1,979	139,519
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	4,000,000 units	118,160
Countrywide Financial Corp., Series A, 0% convertible debentures 2037[4,5]	$110,981,000	103,212
Wachovia Corp., Class A, Series L, 7.50%, noncumulative convertible preferred[2]	50,000	58,453
XL Capital Ltd. 7.00% convertible preferred 2009	2,810,000 units	39,537
		645,057

HEALTH CARE — 0.55%
Schering-Plough Corp., 6.00% convertible preferred 2010	982,100	177,298
Mylan Inc. 6.50% convertible preferred 2010	140,000	129,541
Medtronic, Inc. 1.625% convertible notes 2013	$45,500,000	47,320
Medtronic, Inc. 1.50% convertible notes 2011	$69,900,000	72,434
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	16,144
Teva Pharmaceutical Industries Ltd., Series D, 1.75% convertible debenture 2026	$12,500,000	14,281
		457,018

MATERIALS — 0.50%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010	800,000	55,752
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	189,718
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	25,000	60,725
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	685,500	111,695
		417,890

UTILITIES — 0.19%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	78,085
NRG Energy, Inc. 5.75% convertible preferred 2009	200,000	75,200
AES Trust VII 6.00% convertible preferred 2008	125,000	6,250
		159,535

CONSUMER STAPLES — 0.18%
Bunge Ltd. 4.875% convertible preferred	500,000	69,170
Bunge Ltd. 5.25% convertible preferred 2010	75,000	79,211
		148,381

INFORMATION TECHNOLOGY — 0.18%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000	58,806
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$55,376,000	40,701
Nortel Networks Corp. 4.25% convertible notes 2008[4]	$14,999,000	14,962
Nortel Networks Corp. 4.25% convertible notes 2008	$30,000,000	29,925
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,494
		146,888

ENERGY — 0.13%
El Paso Corp. 4.99% convertible preferred[4]	75,000	105,000

CONSUMER DISCRETIONARY — 0.08%
Amazon.com, Inc. 4.75% convertible debentures 2009	$36,967,000	40,525
Ford Motor Co. 4.25% convertible notes 2036	$26,316,700	29,376
		69,901

INDUSTRIALS — 0.06%
UAL Corp. 4.50% convertible notes 2021[4]	$72,600,000	50,805

MISCELLANEOUS — 0.07%
Other convertible securities in initial period of acquisition		54,900

Total convertible securities (cost: $2,145,252,000)		2,255,375

	Principal amount
Bonds & notes — 25.64%	(000)

FINANCIALS — 4.65%
Residential Capital, LLC 3.49% 2008[5]	$5,250	4,915
General Motors Acceptance Corp. 3.749% 2008[5]	3,700	3,631
Residential Capital Corp. 5.816% 2009[5]	20,000	13,400
Residential Capital Corp. 6.546% 2009[4,5]	15,000	6,844
Residential Capital Corp. 8.375% 2010[5]	68,160	37,318
General Motors Acceptance Corp. 6.875% 2011	92,370	77,029
General Motors Acceptance Corp. 7.25% 2011	96,790	82,157
General Motors Acceptance Corp. 6.875% 2012	10,820	8,591
General Motors Acceptance Corp. 7.00% 2012	43,455	35,312
Residential Capital, LLC 8.50% 2012[5]	14,595	7,516
General Motors Acceptance Corp. 5.276% 2014[5]	17,000	12,100
Washington Mutual Bank, FA, Series 11, 6.875% 2011	750	705
Washington Mutual, Inc. 2.899% 2012[5]	16,000	13,695
Washington Mutual, Inc. 5.00% 2012	7,000	6,305
Washington Mutual Bank 3.49% 2013[5]	10,000	8,232
Washington Mutual, Inc. 5.95% 2013	2,000	1,812
Washington Mutual, Inc. 4.625% 2014	3,895	3,081
Washington Mutual Bank, FA 5.65% 2014	6,161	5,444
Washington Mutual Bank, FA, Series 16, 5.125% 2015	36,520	31,084
Washington Mutual, Inc. 5.25% 2017	1,140	971
Washington Mutual, Inc. 7.25% 2017	1,740	1,499
Washington Mutual, Inc. 6.75% 2036	2,589	2,155
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,5]	61,100	35,215
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	18,100	11,601
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[4,5]	36,200	22,462
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[4,5]	80,700	70,313
Ford Motor Credit Co. 5.625% 2008	5,615	5,572
Ford Motor Credit Co. 5.80% 2009	4,000	3,912
Ford Motor Credit Co. 7.875% 2010	7,000	6,666
Ford Motor Credit Co. 9.75% 2010[5]	81,750	79,461
Ford Motor Credit Co. 7.25% 2011	4,450	4,010
Ford Motor Credit Co. 7.375% 2011	1,800	1,656
Ford Motor Credit Co. 9.875% 2011	7,500	7,262
Ford Motor Credit Co. 5.46% 2012[5]	83,405	70,192
Ford Motor Credit Co. 7.80% 2012	3,500	3,132
Ford Motor Credit Co. 8.00% 2016	9,000	7,888
Citigroup Inc. 5.125% 2011	12,500	12,546
Citigroup Inc. 6.125% 2017	8,000	8,135
Citigroup Inc., Series E, 8.40% (undated)[5]	33,450	33,896
Citigroup Capital XXI 8.30% 2057[5]	63,050	64,549
Merrill Lynch & Co., Inc. 5.45% 2013	40,000	38,958
Merrill Lynch & Co., Inc., 6.875% 2018	76,250	77,010
International Lease Finance Corp. 5.00% 2010	3,555	3,532
International Lease Finance Corp. 5.00% 2012	5,000	4,806
International Lease Finance Corp., Series R, 5.40% 2012	10,000	9,872
American General Finance Corp., Series I, 5.40% 2015	17,250	15,990
American General Finance Corp., Series J, 6.50% 2017	14,000	13,471
American General Finance Corp., Series J, 6.90% 2017	22,500	22,290
ILFC E-Capital Trust I 5.90% 2065[4,5]	25,300	20,055
ILFC E-Capital Trust II 6.25% 2065[4,5]	18,790	16,705
American International Group, Inc., Series A-1, 6.25% 2087[5]	4,775	4,223
Realogy Corp., Term Loan B, 5.722% 2013[5,7,8]	16,824	14,447
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[5,7,8]	5,805	4,985
Realogy Corp. 10.50% 2014	97,320	72,017
Realogy Corp. 11.00% 2014[9]	18,000	11,880
Realogy Corp. 12.375% 2015	11,125	6,119
Westfield Group 5.40% 2012[4]	5,000	4,939
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	22,500	20,891
Westfield Group 5.70% 2016[4]	46,105	43,782
Westfield Group 7.125% 2018[4]	33,500	34,726
Barclays Bank PLC 7.434% (undated)[4,5]	87,880	84,373
Barclays Bank PLC 7.70% (undated)[1,4,5]	1,000	1,039
Bank of America Corp. 4.25% 2010	6,000	6,031
Bank of America Corp. 4.90% 2013	4,000	4,013
MBNA Global Capital Funding, Series B, 4.039% 2027[5]	35,000	27,467
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[5]	46,750	47,836
Simon Property Group, LP 4.875% 2010	11,375	11,373
Simon Property Group, LP 5.375% 2011	32,700	32,694
Simon Property Group, LP 6.35% 2012	5,000	5,057
Simon Property Group, LP 5.75% 2015	2,500	2,448
Simon Property Group, LP 5.25% 2016	25,040	23,738
Simon Property Group, LP 6.10% 2016	4,250	4,267
Simon Property Group, LP 5.875% 2017	5,825	5,665
Rouse Co. 3.625% 2009	32,561	31,120
Rouse Co. 7.20% 2012	36,789	33,831
Rouse Co. 6.75% 2013[4]	12,150	10,914
Countrywide Home Loans, Inc., Series M, 4.125% 2009	35,995	33,633
Countrywide Home Loans, Inc., Series K, 5.625% 2009	6,710	6,367
Countrywide Home Loans, Inc., Series H, 6.25% 2009	3,260	3,121
Countrywide Financial Corp., Series A, 4.50% 2010	2,695	2,473
Countrywide Financial Corp., Series B, 3.602% 2012[5]	11,250	9,966
Countrywide Financial Corp., Series B, 5.80% 2012	19,885	18,974
CIT Group Inc. 3.10% 2009[5]	1,259	1,130
CIT Group Inc. 6.875% 2009	15,000	13,959
CIT Group Inc. 4.25% 2010	2,294	1,977
CIT Group Inc. 4.75% 2010	4,733	4,061
CIT Group Inc. 5.60% 2011	100	85
CIT Group Inc. 3.32% 2012[5]	2,500	2,015
CIT Group Inc. 5.40% 2012	50	42
CIT Group Inc. 7.625% 2012	23,727	22,153
CIT Group Inc. 7.75% 2012[1]	250	230
CIT Group Inc. 5.40% 2013	6,455	5,395
CIT Group Inc. 5.85% 2016	650	538
CIT Group Inc. 5.65% 2017	6,885	5,713
CIT Group Inc. 5.80% 2036	12,000	9,829
CIT Group Inc. 6.10% 2067[5]	13,890	7,265
J.P. Morgan Chase & Co. 4.891% 2015[5]	10,000	9,292
JPMorgan Chase Bank NA 5.875% 2016	6,500	6,600
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	8,350	7,937
JPMorgan Chase & Co., Series I, 7.90% (undated)[5]	38,100	38,938
JPMorgan Chase Capital XX, Series T, 6.55% 2066	8,650	7,871
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	3,100	2,786
HSBK (Europe) BV 7.75% 2013	10,275	9,843
HSBK (Europe) BV 7.75% 2013[4]	2,165	2,074
HSBK (Europe) BV 7.25% 2017[4]	65,640	58,439
HSBK (Europe) BV 7.25% 2017	3,125	2,782
Standard Chartered Bank 6.40% 2017[4]	40,550	41,593
Standard Chartered Bank 3.875% Eurodollar note (undated)[5]	15,000	9,600
Standard Chartered PLC 6.409% (undated)[4,5]	25,500	21,105
Capmark Financial Group Inc. 3.746% 2010[5]	41,255	33,476
Capmark Financial Group Inc. 5.875% 2012	22,260	17,363
Capmark Financial Group Inc. 6.30% 2017	21,435	15,620
Household Finance Corp. 4.125% 2009	10,000	9,983
HSBC Finance Corp. 4.625% 2010	14,000	14,020
HSBC Holdings PLC 6.50% 2037	39,350	38,713
Midland Bank 5.00% Eurodollar note (undated)[5]	5,000	3,195
TuranAlem Finance BV 8.00% 2014	6,005	4,984
TuranAlem Finance BV 8.50% 2015	22,485	19,000
TuranAlem Finance BV 8.50% 2015[4]	10,000	8,450
TuranAlem Finance BV 8.25% 2037[4]	35,000	28,569
TuranAlem Finance BV, Series 8, 8.25% 2037	5,385	4,395
UniCredito Italiano SpA 5.584% 2017[1,4,5]	32,750	31,165
UniCredito Italiano SpA 6.00% 2017[4]	25,300	24,525
HVB Funding Trust I 8.741% 2031[4]	3,265	3,046
Lehman Brothers Holdings Inc., Series I, 2.94% 2012[5]	2,195	1,958
Lehman Brothers Holdings Inc., Series I, 6.20% 2014	585	589
Lehman Brothers Holdings Inc. 5.75% 2017	2,000	1,872
Lehman Brothers Holdings Inc. 6.75% 2017	6,460	6,458
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	36,955	37,863
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[5]	3,330	2,366
Lehman Brothers Holdings E-Capital Trust I 3.85% 2065[5]	3,085	2,454
Metropolitan Life Global Funding I, 5.125% 2013[4]	10,000	10,010
MetLife Capital Trust IV 7.875% 2067[4,5]	21,500	21,300
MetLife Capital Trust X 9.25% 2068[4,5]	19,000	21,478
E*TRADE Financial Corp. 8.00% 2011	26,350	23,583
E*TRADE Financial Corp. 7.375% 2013	10,525	8,604
E*TRADE Financial Corp. 7.875% 2015	24,700	20,007
Royal Bank of Scotland Group PLC 6.99% (undated)[1,4,5]	53,575	49,970
Capital One Bank 4.875% 2008	20,000	19,999
Capital One Financial Corp. 6.25% 2013	20,000	19,221
Capital One Capital III 7.686% 2036[5]	10,000	8,564
Santander Issuances, SA Unipersonal 2.902% 2016[4,5]	17,200	15,716
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700	14,859
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	12,900	12,279
Abbey National PLC 6.70% (undated)[5]	4,135	4,057
Wachovia Bank NA 6.60% 2038	47,375	45,957
UnumProvident Corp. 5.859% 2009	11,500	11,690
UnumProvident Finance Co. PLC 6.85% 2015[4]	33,500	33,722
Fifth Third Capital Trust IV 6.50% 2067[5]	59,500	43,687
Kimco Realty Corp. 6.00% 2012	3,250	3,198
Kimco Realty Corp., Series C, 5.783% 2016	20,000	18,627
Kimco Realty Corp. 5.70% 2017	21,985	19,595
Hartford Financial Services Group, Inc. 6.30% 2018	9,250	9,589
Glen Meadow Pass Through Trust 6.505% 2067[1,4,5]	38,500	31,824
Charles Schwab Corp., Series A, 6.375% 2017	16,200	16,075
Schwab Capital Trust I 7.50% 2037[5]	24,900	22,581
Host Marriott, LP, Series M, 7.00% 2012	23,650	23,739
Host Marriott, LP, Series K, 7.125% 2013	7,000	7,009
Host Hotels & Resorts, LP, Series S, 6.875% 2014	7,500	7,425
Liberty Mutual Group Inc. 6.50% 2035[4]	21,275	19,132
Liberty Mutual Group Inc. 7.50% 2036[4]	5,655	5,294
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	15,000	13,570
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	39,400	35,584
iStar Financial, Inc. 5.375% 2010[3]	10,925	9,837
iStar Financial, Inc. 6.00% 2010[3]	3,750	3,372
iStar Financial, Inc., Series B, 5.125% 2011[3]	10,000	8,756
iStar Financial, Inc. 5.80% 2011[3]	5,000	4,453
iStar Financial, Inc. 6.50% 2013[3]	5,133	4,522
iStar Financial, Inc. 6.05% 2015[3]	4,152	3,518
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	6,000	5,351
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	12,500	11,028
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,360	17,965
Hospitality Properties Trust 6.75% 2013	18,365	17,887
Hospitality Properties Trust 6.30% 2016	1,500	1,351
Hospitality Properties Trust 6.70% 2018	16,175	14,477
AXA SA 6.379% (undated)[4,5]	24,250	20,922
AXA SA 6.463% (undated)[4,5]	15,000	12,444
Northern Rock PLC 5.60% (undated)[1,4,5]	16,380	10,237
Northern Rock PLC 6.594% (undated)[1,4,5]	33,985	21,241
SLM Corp., Series A, 5.40% 2011	15,000	13,315
SLM Corp., Series A, 3.22% 2014[5]	10,000	8,162
SLM Corp., Series A, 5.00% 2015	12,000	9,893
Catlin Insurance Ltd. 7.249% (undated)[1,4,5]	38,340	29,809
HBOS PLC 5.375% (undated)[4,5]	36,010	29,612
Korea Development Bank 5.30% 2013	29,500	29,601
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	3,800	2,666
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	35,400	25,820
Lincoln National Corp. 5.65% 2012	12,000	12,053
Lincoln National Corp. 7.00% 2066[5]	17,525	16,173
Kazkommerts International BV 8.50% 2013[4]	2,500	2,234
Kazkommerts International BV 7.875% 2014[4]	10,000	8,450
Kazkommerts International BV 8.00% 2015	14,500	11,672
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	5,695
Prudential Holdings, LLC, Series C, 8.695% 2023[4,7]	22,250	26,832
BNP Paribas 7.195% (undated)[4,5]	28,500	26,815
Resona Bank, Ltd. 5.85% (undated)[4,5]	31,500	26,608
CNA Financial Corp. 6.60% 2008	7,130	7,202
CNA Financial Corp. 5.85% 2014	5,625	5,426
CNA Financial Corp. 7.25% 2023	11,625	11,202
Lazard Group LLC 7.125% 2015	18,715	18,000
Lazard Group LLC 6.85% 2017	5,540	5,172
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	15,490	12,592
Skandinaviska Enskilda Banken AB 7.50% (undated)[4,5]	10,405	10,496
Goldman Sachs Group, Inc. 6.15% 2018	22,505	22,807
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,593
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,349
DBS Bank Ltd. 3.323% 2021[4,5]	7,250	6,526
American Express Co. 6.15% 2017	12,610	12,765
American Express Co. 8.15% 2038	4,500	5,251
American Express Co. 6.80% 2066[5]	3,200	3,075
National City Preferred Capital Trust I 12.00% (undated)[5]	20,000	19,775
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[5]	23,825	19,142
Woori Bank 6.208% 2067[4,5]	23,000	18,734
Monumental Global Funding 5.50% 2013[4]	10,000	10,145
Monumental Global Funding III 2.913% 2014[4,5]	8,000	7,338
Downey Financial Corp. 6.50% 2014	20,000	17,084
Allstate Corp., Series B, 6.125% 2067[5]	8,020	7,462
Allstate Corp., Series A, 6.50% 2067[5]	9,775	8,995
QBE Capital Funding II LP 6.797% (undated)[4,5]	18,715	16,102
Société Générale 5.75% 2016[4]	7,400	7,177
Société Générale 5.922% (undated)[4,5]	10,200	8,729
Wells Fargo & Co. 4.375% 2013	8,500	8,417
Wells Fargo Bank, National Assn. 4.75% 2015	7,500	7,361
Mangrove Bay Pass Through Trust 6.102% 2033[1,4,5]	25,980	14,809
Twin Reefs Asset Trust (XLFA), Series B, 3.722% 2079[4,5]	7,200	297
Genworth Financial, Inc. 6.15% 2066[5]	17,665	14,817
Developers Diversified Realty Corp. 4.625% 2010	8,695	8,461
Developers Diversified Realty Corp. 5.375% 2012	2,000	1,869
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,455
North Front Pass Through Trust 5.81% 2024[1,4,5]	10,000	9,230
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	4,951
Independence Community Bank Corp. 4.90% 2010	5,000	4,593
Independence Community Bank 3.75% 2014[5]	10,000	8,560
ORIX Corp. 5.48% 2011	12,000	11,645
Banco Mercantil del Norte, SA 6.135% 2016[4]	2,000	1,960
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	10,250	9,292
Lloyds TSB Group PLC 6.267% (undated)[4,5]	12,400	10,323
Principal Life Insurance Co. 5.30% 2013	10,000	10,133
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,918
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	9,810
Chubb Corp. 6.375% 2037[5]	10,250	9,580
Nationwide Financial Services, Inc. 6.75% 2067[5]	9,780	7,985
Bear Stearns Companies Inc. 7.25% 2018	7,000	7,667
Credit Agricole SA 6.637% (undated)[4,5]	9,233	7,583
LaBranche & Co Inc. 9.50% 2009	5,500	5,658
LaBranche & Co Inc. 11.00% 2012	1,750	1,794
Plum Creek Timberlands, LP 5.875% 2015	7,145	6,373
Bank of Nova Scotia 3.188% 2085[1,5]	10,000	6,350
Canadian Imperial Bank of Commerce 3.188% Eurodollar note 2085[1,5]	10,000	6,150
Ambac Financial Group, Inc. 6.15% 2087[5]	17,915	5,941
Assurant, Inc. 5.625% 2014	5,740	5,488
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[4,5]	5,000	5,045
Silicon Valley Bank 5.70% 2012	5,000	4,821
ERP Operating LP 6.584% 2015	2,705	2,705
ERP Operating LP 5.75% 2017	1,660	1,560
SunTrust Banks, Inc. 7.25% 2018	4,000	4,220
Brandywine Operating Partnership, LP 5.75% 2012	4,190	3,943
KeyBank NA 5.50% 2012	4,000	3,923
Zions Bancorporation 5.50% 2015	4,000	3,507
ProLogis 5.625% 2015	2,605	2,434
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,403
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	2,500	1,865
Financial Security Assurance Holdings Ltd. 6.40% 2066[4,5]	2,500	1,815
		3,870,244

MORTGAGE-BACKED OBLIGATIONS[7] — 4.45%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	36,750	39,634
Fannie Mae 9.00% 2010	59	59
Fannie Mae 4.89% 2012	10,000	10,056
Fannie Mae 4.00% 2015	5,325	5,243
Fannie Mae 7.00% 2016	173	181
Fannie Mae 5.00% 2018	14,301	14,495
Fannie Mae 5.50% 2018	11,929	12,062
Fannie Mae 10.00% 2018	223	250
Fannie Mae 5.50% 2020	32,507	33,304
Fannie Mae 6.00% 2021	1,453	1,499
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	23,049	22,768
Fannie Mae 9.50% 2022	235	260
Fannie Mae 7.50% 2023	12	13
Fannie Mae 10.00% 2025	152	170
Fannie Mae, Series 2001-4, Class GA, 10.21% 2025[5]	849	954
Fannie Mae, Series 2001-4, Class NA, 11.885% 2025[5]	71	81
Fannie Mae 6.00% 2026	19,101	19,646
Fannie Mae 6.50% 2026	5,915	6,133
Fannie Mae 6.50% 2026	948	983
Fannie Mae 7.00% 2026	2,651	2,797
Fannie Mae 6.00% 2027	67,902	69,840
Fannie Mae 6.50% 2027	1,480	1,535
Fannie Mae 6.50% 2027	1,413	1,465
Fannie Mae 6.50% 2027	1,306	1,355
Fannie Mae 6.50% 2027	1,060	1,099
Fannie Mae 6.00% 2028	28,872	29,648
Fannie Mae 7.00% 2028	8,134	8,583
Fannie Mae 7.00% 2028	1,406	1,483
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	722	776
Fannie Mae 7.50% 2031	303	323
Fannie Mae, Series 2001-20, Class E, 9.618% 2031[5]	703	777
Fannie Mae 5.50% 2033	58,191	58,732
Fannie Mae 4.567% 2035[5]	5,491	5,542
Fannie Mae 5.50% 2035	15,942	16,057
Fannie Mae 5.50% 2035	15,912	16,033
Fannie Mae 5.50% 2035	7,169	7,223
Fannie Mae 6.50% 2035	470	491
Fannie Mae 7.00% 2035	7,549	7,955
Fannie Mae 5.50% 2036	3,653	3,677
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	8,339	8,461
Fannie Mae 6.50% 2036	17,835	18,329
Fannie Mae 5.50% 2037	101,412	102,037
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	24,677	24,834
Fannie Mae 5.50% 2037	18,502	18,617
Fannie Mae 5.609% 2037[5]	16,322	16,694
Fannie Mae 6.00% 2037	28,985	29,657
Fannie Mae 6.00% 2037	25,705	26,301
Fannie Mae 6.00% 2037[1]	21,032	21,206
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	18,728	19,108
Fannie Mae 6.00% 2037	17,523	17,929
Fannie Mae 6.00% 2037	10,787	11,038
Fannie Mae 6.00% 2037	2,388	2,420
Fannie Mae 6.50% 2037	58,759	60,388
Fannie Mae 6.50% 2037	18,608	19,287
Fannie Mae 6.50% 2037	14,160	14,553
Fannie Mae 6.50% 2037[1]	14,198	14,511
Fannie Mae 6.50% 2037	7,576	7,787
Fannie Mae 6.50% 2037	6,747	6,994
Fannie Mae 6.50% 2037	4,262	4,417
Fannie Mae 6.798% 2037[5]	1,769	1,828
Fannie Mae 7.00% 2037	40,011	41,683
Fannie Mae 7.00% 2037	34,707	36,548
Fannie Mae 7.00% 2037	15,201	16,012
Fannie Mae 7.00% 2037	14,951	15,575
Fannie Mae 7.00% 2037	11,852	12,348
Fannie Mae 7.00% 2037	11,594	12,078
Fannie Mae 7.00% 2037	9,691	10,208
Fannie Mae 7.00% 2037	8,653	9,014
Fannie Mae 7.00% 2037[1]	4,849	5,032
Fannie Mae 7.00% 2037[1]	3,769	3,911
Fannie Mae 7.00% 2037	1,868	1,946
Fannie Mae 7.00% 2037	1,330	1,401
Fannie Mae 7.50% 2037	25,051	26,200
Fannie Mae 7.50% 2037	4,845	5,068
Fannie Mae 7.50% 2037	3,404	3,560
Fannie Mae 7.50% 2037	1,601	1,674
Fannie Mae 7.50% 2037[1]	1,493	1,561
Fannie Mae 7.50% 2037[1]	747	780
Fannie Mae 8.00% 2037	2,035	2,136
Fannie Mae 8.00% 2037	1,486	1,559
Fannie Mae 6.00% 2038	10,005	10,225
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,452	1,505
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,002	1,059
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,585	1,674
Fannie Mae 6.50% 2047	6,984	7,149
Fannie Mae 6.50% 2047	6,035	6,178
Fannie Mae 6.50% 2047	5,626	5,759
Fannie Mae 6.50% 2047	5,167	5,290
Fannie Mae 6.50% 2047	4,354	4,457
Fannie Mae 6.50% 2047	2,490	2,548
Fannie Mae 6.50% 2047	1,416	1,450
Fannie Mae 6.50% 2047	1,042	1,066
Fannie Mae 7.00% 2047	6,315	6,556
Fannie Mae 7.00% 2047	3,875	4,022
Fannie Mae 7.00% 2047	3,506	3,639
Fannie Mae 7.00% 2047	2,948	3,060
Fannie Mae 7.00% 2047	1,927	2,000
Freddie Mac 8.50% 2009	17	17
Freddie Mac 8.50% 2010	31	32
Freddie Mac 5.00% 2018	8,765	8,887
Freddie Mac 5.50% 2018	4,346	4,400
Freddie Mac 11.00% 2018	184	205
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	23,764
Freddie Mac 5.50% 2019	11,838	12,134
Freddie Mac, Series 178, Class Z, 9.25% 2021	77	77
Freddie Mac, Series 2289, Class NB, 11.439% 2022[5]	172	195
Freddie Mac 5.00% 2023	74,430	74,878
Freddie Mac 5.00% 2023	31,400	31,542
Freddie Mac 5.00% 2023	8,607	8,643
Freddie Mac 6.00% 2026	5,106	5,256
Freddie Mac 6.00% 2027	8,630	8,862
Freddie Mac 4.64% 2035[5]	7,409	7,471
Freddie Mac 5.00% 2035	12,491	12,300
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,830	5,905
Freddie Mac 5.00% 2036	10,615	10,442
Freddie Mac, Series 3257, Class PA, 5.50% 2036	23,743	23,890
Freddie Mac 7.00% 2036	1,690	1,762
Freddie Mac 5.00% 2037	3,366	3,312
Freddie Mac 5.439% 2037[5]	11,815	11,977
Freddie Mac, Series 3286, Class JN, 5.50% 2037	32,001	32,190
Freddie Mac, Series 3312, Class PA, 5.50% 2037	24,396	24,515
Freddie Mac, Series 3318, Class JT, 5.50% 2037	17,785	17,914
Freddie Mac, Series 3271, Class OA, 6.00% 2037	23,303	24,094
Freddie Mac 6.50% 2037	8,753	9,078
Freddie Mac 5.935% 2038[5]	4,118	4,206
Freddie Mac 6.00% 2038	43,830	44,840
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	7,100	6,452
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	93,729	85,362
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	14,208	12,219
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	7,801
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	7,266	6,961
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	6,322	6,068
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	6,230	6,025
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	12,948	10,400
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,162	3,718
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000	6,763
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,817	6,740
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[5]	20,000	14,485
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.245% 2037[5]	28,603	19,007
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	16,066	13,435
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.876% 2047[5]	31,672	22,313
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.952% 2047[5]	17,329	12,332
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	58,728	57,455
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	36,372	35,583
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	12,975	12,694
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.748% 2033[5]	259	247
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.831% 2037[5]	36,176	33,022
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.874% 2037[5]	18,918	15,588
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.875% 2037[5]	38,765	34,970
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000	11,142
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[5]	16,345	12,536
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	33,472	27,462
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	45,995	41,700
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	22,756	20,992
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	12,209	11,509
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	10,023	9,054
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	7,218	6,086
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	70
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	56,679	49,075
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	14,896	12,812
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	16,293	13,884
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	6,015	5,453
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	3,069	2,588
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,375	7,595
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,200	4,727
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	9,775	10,005
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	19,480	12,062
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	10,000	9,866
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,621
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,176
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[5]	8,000	7,974
CS First Boston Mortgage Securities Corp., Series 2007-7, Class 1-A-2, 6.50% 2038	5,525	3,729
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	3,050	3,048
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,900	10,796
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	4,009	3,981
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,911	1,906
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	14,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,699
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	929	905
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,518
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	3,155	3,147
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	3,840	3,746
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[5]	27,700	27,925
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,929
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.844% 2033[5]	1,012	967
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.635% 2034[5]	3,882	3,681
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.872% 2035[1,5]	6,512	4,510
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.214% 2037[5]	19,687	18,099
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.944% 2047[5]	41,117	38,554
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.098% 2047[5]	23,052	21,924
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,4]	7,250	6,900
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,4]	20,000	18,240
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,4]	37,375	32,434
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,4]	20,500	17,648
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,4]	5,550	4,711
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000	9,823
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	37,750	35,683
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[4]	9,000	7,986
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,4]	16,575	14,666
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,4]	1,250	1,087
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,4]	10,000	9,949
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,4]	7,000	6,823
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	12,000	11,579
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[4]	5,000	4,510
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,4]	18,000	16,177
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,4]	17,000	15,263
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,4]	1,670	1,501
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	768	770
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,545
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	10,694	10,687
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000	4,901
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[5]	22,000	21,951
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,382
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036[5]	29,779	24,864
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.365% 2036[5]	42,924	35,003
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	15,536	14,939
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	22,092	21,242
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	8,310	8,130
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[5]	14,435	13,942
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,4]	12,000	11,839
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1,4]	11,100	10,838
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	8,000	7,622
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,4]	29,000	27,364
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	8,794	8,346
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.89% 2037[5]	26,252	22,379
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	20,761	18,370
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[1]	20,510	15,998
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	40,838	32,262
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.912% 2036[5]	11,873	9,164
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.918% 2036[5]	28,602	21,480
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.96% 2037[5]	11,434	8,384
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[5]	6,548	4,789
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	5,550	5,477
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[5]	13,000	12,546
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[5]	17,000	17,026
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.512% 2045[5]	1,650	1,581
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.96% 2034[5]	1,966	1,898
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	18,136
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 5.102% 2035[5]	15,882	13,525
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	30,401	29,742
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	2,349	2,236
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	16,356	15,641
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037[1]	20,000	15,000
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	6,316	6,163
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.215% 2036[5]	24,432	18,025
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.609% 2037[5]	6,040	5,014
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,680	8,973
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[5]	17,730	17,512
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	27,410	26,256
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	31,444	23,244
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	11,503	10,389
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.996% 2036[5]	990	752
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.633% 2037[5]	14,109	11,132
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	17,035	16,592
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	4,212	4,169
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.33% 2030[5]	20,000	20,141
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[5]	20,250	20,017
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	20,984	19,982
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000	19,763
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1]	18,516	18,626
Bank of America 5.50% 2012[4]	17,500	18,361
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	17,500	18,126
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.379% 2042[5]	17,875	17,828
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.015% 2046[5]	18,568	17,353
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,679	7,365
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	5,850	5,341
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	3,150	2,819
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	14,495	14,180
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,698
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	7,203	7,161
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.243% 2031[4,5]	69,724	874
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	4,268	4,220
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,941
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,146	12,480
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,306	1,234
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	11,794	10,839
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990	11,496
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.065% 2037[5]	15,484	10,938
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000	9,956
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	9,239	9,498
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	10,000	9,162
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.878% 2036[5]	11,259	7,803
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.915% (undated)[5]	8,000	7,538
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.644% 2036[5]	7,927	7,478
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1,078	1,084
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,719	5,660
Banc of America Alternative Loan Trust, Series 2003-11, Class 5-A-1, 5.50% 2019	6,276	6,115
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,415	5,609
TBW Mortgage-Backed Trust, Series 2006-1, Class 2-A-1, 6.50% 2036	7,379	5,582
American Home Mortgage Investment Trust, Series 2007-A, Class 13-A1, 6.10% 2037[4,5]	207	191
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	5,497	5,386
Government National Mortgage Assn. 9.50% 2009	98	99
Government National Mortgage Assn. 9.00% 2016	38	42
Government National Mortgage Assn. 8.50% 2017	8	9
Government National Mortgage Assn. 8.50% 2017	3	3
Government National Mortgage Assn. 10.00% 2020	816	932
Government National Mortgage Assn. 8.50% 2021	183	201
Government National Mortgage Assn. 8.50% 2021	33	36
Government National Mortgage Assn. 8.50% 2021	6	7
Government National Mortgage Assn. 9.50% 2021	99	112
Government National Mortgage Assn. 10.00% 2021	1,155	1,318
Government National Mortgage Assn. 10.00% 2025	1,105	1,255
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[5]	2,000	1,578
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.493% 2027[4,5]	254	254
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.743% 2027[4,5]	208	208
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	401	402
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	354	354
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	310	300
		3,700,556

CONSUMER DISCRETIONARY — 3.88%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	39,050	37,781
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	3,232
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	53,548	51,942
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	21,599
Charter Communications Operating, LLC, Term Loan B, 4.90% 2014[5,7,8]	50,199	44,542
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	20,000	19,400
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[5,7,8]	27,000	27,023
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	24,550	26,084
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	30,575	23,925
Allison Transmission Holdings, Inc., Term Loan B, 5.48% 2014[5,7,8]	116,515	109,607
Allison Transmission Holdings, Inc. 11.00% 2015[4]	25,800	25,478
Allison Transmission Holdings, Inc. 11.25% 2015[4,9]	76,450	73,201
Univision Communications, Inc., Second Lien Term Loan B, 5.363% 2009[5,7,8]	4,315	4,186
Univision Communications Inc. 7.85% 2011	17,705	16,908
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[5,7,8]	60,284	50,981
Univision Communications Inc. 9.75% 2015[4,9]	129,860	94,149
General Motors Corp. 6.375% 2008	1,050	1,050
General Motors Nova Scotia Finance Co. 6.85% 2008	1,675	1,671
General Motors Corp. 7.20% 2011	68,695	60,967
General Motors Corp. 7.125% 2013	45,035	36,816
General Motors Corp. 7.70% 2016	4,000	3,130
General Motors Corp. 8.80% 2021	28,470	22,349
General Motors Corp. 9.40% 2021	11,500	9,430
General Motors Corp. 8.25% 2023	7,000	5,268
General Motors Corp. 8.375% 2033	8,905	6,823
Michaels Stores, Inc., Term Loan B, 5.438% 2013[5,7,8]	24,261	21,529
Michaels Stores, Inc. 10.00% 2014	81,100	79,073
Michaels Stores, Inc. 0%/13.00% 2016[10]	14,450	7,731
Michaels Stores, Inc. 11.375% 2016	6,800	6,137
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,378
Comcast Corp. 3.01% 2009[5]	1,250	1,228
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,688
Comcast Corp. 5.85% 2015	13,200	13,371
Comcast Corp. 5.90% 2016	8,475	8,588
Comcast Corp. 6.45% 2037	10,000	9,978
Comcast Corp. 6.95% 2037	10,275	10,895
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	2,370
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	7,308
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,265	9,058
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,086	5,781
K. Hovnanian Enterprises, Inc. 6.50% 2014	28,521	20,393
K. Hovnanian Enterprises, Inc. 6.25% 2015	28,080	19,937
K. Hovnanian Enterprises, Inc. 6.25% 2016	13,605	9,524
K. Hovnanian Enterprises, Inc. 7.50% 2016	14,930	10,675
K. Hovnanian Enterprises, Inc. 8.625% 2017	20,550	16,029
Delphi Automotive Systems Corp. 6.50% 2009[11]	54,466	19,199
Delphi Corp. 6.50% 2013[11]	72,580	25,040
Delphi Automotive Systems Corp. 6.55% 2006[11]	17,105	6,072
Delphi Automotive Systems Corp. 7.125% 2029[11]	104,355	37,568
Delphi Trust I 8.25% 2033[11]	30,031	5,856
MGM MIRAGE 6.00% 2009	35,100	35,188
Mandalay Resort Group 6.50% 2009	7,122	7,158
MGM MIRAGE 8.50% 2010	22,830	23,515
MGM MIRAGE 6.75% 2012	9,150	8,555
MGM MIRAGE 6.75% 2013	8,200	7,585
MGM MIRAGE 7.50% 2016	4,000	3,640
Time Warner Inc. 3.30% 2009[5]	14,700	14,189
Time Warner Inc. 5.50% 2011	1,000	992
AOL Time Warner Inc. 6.875% 2012	6,950	7,246
Time Warner Companies, Inc. 9.125% 2013	5,000	5,627
Time Warner Inc. 5.875% 2016	15,900	15,524
Time Warner Companies, Inc. 7.25% 2017	9,500	9,904
AOL Time Warner Inc. 7.625% 2031	10,750	11,568
Time Warner Inc. 6.50% 2036	18,000	17,030
KB Home 7.75% 2010	12,000	11,850
KB Home 5.875% 2015	33,545	29,855
KB Home 6.25% 2015	40,920	37,033
Tenneco Automotive Inc., Series B, 10.25% 2013	7,883	8,376
Tenneco Automotive Inc. 8.625% 2014	42,300	43,252
Tenneco Automotive Inc. 8.125% 2015[4]	22,100	22,763
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	59,950	60,849
NTL Cable PLC 8.75% 2014	30,564	29,723
NTL Cable PLC 9.125% 2016	32,000	31,040
Federated Retail Holdings, Inc. 5.35% 2012	7,000	6,528
Federated Retail Holdings, Inc. 5.90% 2016	48,915	42,943
Federated Retail Holdings, Inc. 6.375% 2037	14,300	11,153
Liberty Media Corp. 7.75% 2009	10,950	11,091
Liberty Media Corp. 7.875% 2009	28,350	28,755
Liberty Media Corp. 8.25% 2030	13,870	12,376
News America Holdings Inc. 8.00% 2016	6,000	6,899
News America Inc. 7.25% 2018	1,405	1,547
News America Holdings Inc. 8.25% 2018	7,000	7,965
News America Inc. 6.40% 2035	750	753
News America Inc. 6.65% 2037	18,000	18,668
News America Inc. 6.75% 2038	15,000	16,028
Time Warner Cable Inc. 5.40% 2012	25,000	25,169
Time Warner Cable Inc. 5.85% 2017	1,500	1,491
Time Warner Cable Inc. 6.55% 2037	25,000	24,916
J.C. Penney Co., Inc. 8.00% 2010	35,705	36,852
J.C. Penney Co., Inc. 9.00% 2012	10,506	11,377
CanWest Media Inc., Series B, 8.00% 2012	45,523	43,816
CanWest MediaWorks Inc. 9.25% 2015[4]	3,150	2,890
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	24,322
Clear Channel Communications, Inc. 7.65% 2010	15,000	15,603
Clear Channel Communications, Inc. 5.50% 2014	9,170	6,381
Cox Communications, Inc. 7.875% 2009	12,500	12,967
Cox Communications, Inc. 4.625% 2010	8,250	8,217
Cox Communications, Inc. 7.75% 2010	10,000	10,630
Cox Communications, Inc. 5.45% 2014	13,500	13,449
Toys “R” Us, Inc. 7.625% 2011	38,195	33,612
Toys “R” Us-Delaware, Inc., Term Loan B, 7.315% 2012[5,7,8]	11,940	11,085
TL Acquisitions, Inc., Term Loan B, 5.36% 2014[5,7,8]	13,557	12,582
Thomson Learning 0%/13.25% 2015[4,10]	2,250	1,721
Thomson Learning 10.50% 2015[4]	33,050	30,076
Meritage Corp. 7.00% 2014	5,335	4,581
Meritage Homes Corp. 6.25% 2015	37,180	31,045
Meritage Corp. 7.731% 2017[1,4]	12,500	8,344
Ford Motor Co. 9.50% 2011	1,000	938
Ford Motor Co., Term Loan B, 5.80% 2013[5,7,8]	39,731	36,596
Ford Motor Co. 6.50% 2018	5,742	4,192
Ford Motor Co. 8.875% 2022	1,320	1,076
Target Corp. 5.125% 2013	10,000	10,175
Target Corp. 6.00% 2018	11,350	11,810
Target Corp. 7.00% 2038	17,500	18,849
Radio One, Inc., Series B, 8.875% 2011	25,630	21,785
Radio One, Inc. 6.375% 2013	21,210	16,173
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,780
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,974
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,851
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	4,269
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	7,481
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	35,804
Quebecor Media Inc. 7.75% 2016	19,095	18,474
Quebecor Media Inc. 7.75% 2016	17,750	17,173
Boyd Gaming Corp. 7.75% 2012	28,400	26,660
Boyd Gaming Corp. 6.75% 2014	8,004	6,703
Technical Olympic USA, Inc. 9.00% 2010[11]	10,675	6,458
Technical Olympic USA, Inc. 9.00% 2010[11]	7,815	4,728
Technical Olympic USA, Inc. 9.25% 2011[4,11]	33,175	19,407
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	4,937
Dex Media, Inc., Series B, 0%/9.00% 2013[10]	9,000	6,817
R.H. Donnelley Corp., Series A-2, 6.875% 2013	10,875	7,014
R.H. Donnelley Corp. 6.875% 2013	10,000	6,450
R.H. Donnelley Corp., Series A-1, 6.875% 2013	3,825	2,467
R.H. Donnelley Corp., Series A-3, 8.875% 2016	4,325	2,833
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	23,540
Harrah’s Operating Co., Inc. 5.625% 2015	8,800	5,115
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	28,192
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,560
DaimlerChrysler North America Holding Corp. 7.20% 2009	8,000	8,282
DaimlerChrysler North America Holding Corp. 7.75% 2011	15,000	16,048
Standard Pacific Corp. 5.125% 2009	13,750	12,306
Standard Pacific Corp. 6.875% 2011	3,385	2,623
Standard Pacific Corp. 6.25% 2014	7,050	5,323
Standard Pacific Corp. 7.00% 2015	7,830	5,872
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[5,7,8]	23,154	21,175
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013[5,7,8]	5,000	4,025
CSC Holdings, Inc. 7.25% 2008	8,000	8,030
CSC Holdings, Inc., Series B, 8.125% 2009	14,025	14,341
CSC Holdings, Inc., Series B, 6.75% 2012	400	394
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	2,050
Claire’s Stores, Inc., Term Loan B, 5.613% 2014[5,7,8]	7,096	5,684
Claire’s Stores, Inc. 9.25% 2015	23,300	16,193
Seminole Tribe of Florida 6.535% 2020[4,7]	10,000	10,279
Seminole Tribe of Florida 7.804% 2020[4,7]	10,750	10,792
Warner Music Group 7.375% 2014	25,000	20,875
Vidéotron Ltée 6.875% 2014	16,599	16,267
Vidéotron Ltée 6.375% 2015	4,905	4,598
Kabel Deutschland GmbH 10.625% 2014	19,675	20,560
Beazer Homes USA, Inc. 8.375% 2012	11,298	9,660
Beazer Homes USA, Inc. 8.125% 2016	13,050	10,831
American Media Operations, Inc., Series B, 10.25% 2009	17,230	12,901
American Media Operations, Inc., Series B, 10.25% 2009[4]	582	436
American Media Operations, Inc. 8.875% 2011	8,930	6,664
American Media Operations, Inc. 8.875% 2011[4]	325	242
Dollar General Corp. 10.625% 2015	14,125	14,125
Dollar General Corp. 11.875% 2017[5,9]	6,200	5,735
Cooper-Standard Automotive Inc. 7.00% 2012	19,150	17,656
Cooper-Standard Automotive Inc. 8.375% 2014	2,600	2,158
Gap, Inc. 10.05% 2008[5]	18,840	19,217
Viacom Inc. 5.75% 2011	3,000	3,036
Viacom Inc. 6.25% 2016	15,750	15,941
Goodyear Tire & Rubber Co. 8.663% 2009[5]	7,125	7,170
Goodyear Tire & Rubber Co. 8.625% 2011	10,157	10,970
Bon-Ton Department Stores, Inc. 10.25% 2014	21,925	17,211
LBI Media, Inc. 8.50% 2017[4]	19,605	16,370
AMC Entertainment Inc., Series B, 8.625% 2012	14,650	15,163
McGraw-Hill Companies, Inc. 5.375% 2012	7,475	7,508
McGraw-Hill Companies, Inc. 5.90% 2017	7,000	6,794
Young Broadcasting Inc. 10.00% 2011	20,855	13,660
Young Broadcasting Inc. 8.75% 2014	535	316
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	12,187	12,583
Visteon Corp. 7.00% 2014	18,000	12,262
D.R. Horton, Inc. 8.00% 2009	12,225	12,225
William Lyon Homes, Inc. 7.625% 2012	17,000	10,540
William Lyon Homes, Inc. 10.75% 2013	2,500	1,613
Toll Brothers, Inc. 4.95% 2014	4,000	3,506
Toll Brothers, Inc. 5.15% 2015	9,840	8,618
Education Management LLC and Education Management Finance Corp. 8.75% 2014	7,775	6,959
Education Management LLC and Education Management Finance Corp. 10.25% 2016	5,895	4,981
Neiman Marcus Group, Inc. 9.00% 2015[9]	11,300	11,809
Centex Corp. 5.25% 2015	7,315	6,117
Centex Corp. 6.50% 2016	6,375	5,682
Hanesbrands Inc., Series B, 8.204% 2014[5]	12,300	11,654
TRW Automotive Inc. 7.00% 2014[4]	11,625	11,480
Seneca Gaming Corp. 7.25% 2012	8,000	7,770
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,181
YUM! Brands, Inc. 7.70% 2012	10,000	10,913
Gaylord Entertainment Co. 8.00% 2013	6,804	6,481
Gaylord Entertainment Co. 6.75% 2014	4,000	3,570
NVR, Inc. 5.00% 2010	10,000	9,824
Staples, Inc. 7.375% 2012	9,000	9,628
Marriott International, Inc., Series J, 5.625% 2013	5,000	4,920
Marriott International, Inc., Series I, 6.375% 2017	3,500	3,450
ERAC USA Finance Co. 7.00% 2037[4]	10,000	8,327
Ryland Group, Inc. 5.375% 2012	9,000	8,268
Pinnacle Entertainment, Inc. 7.50% 2015[4]	9,400	7,826
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250	7,490
Sealy Mattress Co. 8.25% 2014	7,250	6,434
Warnaco, Inc. 8.875% 2013	5,625	5,878
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013[1]	8,915	5,795
WCI Communities, Inc. 9.125% 2012	10,475	5,447
MDC Holdings, Inc. 7.00% 2012	5,000	4,939
Pulte Homes, Inc. 7.875% 2011	5,000	4,900
Local T.V. Finance LLC 9.25% 2015[4,9]	4,775	3,844
Cinemark USA, Inc., Term Loan B, 4.82% 2013[5,7,8]	3,738	3,575
Walt Disney Co. 5.70% 2011	1,000	1,046
Walt Disney Co. 5.625% 2016	2,000	2,080
		3,226,619

TELECOMMUNICATION SERVICES — 1.96%
Nextel Communications, Inc., Series E, 6.875% 2013	96,350	79,547
Nextel Communications, Inc., Series F, 5.95% 2014	17,000	13,275
Nextel Communications, Inc., Series D, 7.375% 2015	134,905	107,997
Sprint Nextel Corp. 6.00% 2016	5,000	4,081
Sprint Capital Corp. 6.90% 2019	5,120	4,232
Sprint Capital Corp. 8.75% 2032	45,555	40,295
U S WEST Communications, Inc. 5.625% 2008	18,020	18,088
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,127
Qwest Capital Funding, Inc. 7.90% 2010	32,510	32,754
Qwest Capital Funding, Inc. 7.25% 2011	38,270	37,696
Qwest Communications International Inc. 7.25% 2011	30,025	29,950
Qwest Corp. 8.875% 2012	12,400	13,144
Qwest Capital Funding, Inc. 7.625% 2021	7,225	6,358
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	17,205
Qwest Capital Funding, Inc. 7.75% 2031	39,335	34,320
Centennial Communications Corp. 8.448% 2013[5]	44,800	42,896
Centennial Communications Corp. 10.00% 2013	2,250	2,284
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	17,500	18,331
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	60,275	60,275
American Tower Corp. 7.125% 2012	59,775	61,269
American Tower Corp. 7.50% 2012	43,300	44,491
American Tower Corp. 7.00% 2017[4]	9,200	9,338
SBC Communications Inc. 6.25% 2011	5,500	5,738
AT&T Corp. 7.30% 2011[5]	14,789	15,918
AT&T Wireless Services, Inc. 8.125% 2012	16,935	18,818
AT&T Inc. 4.95% 2013	8,750	8,817
SBC Communications Inc. 5.10% 2014	38,500	38,672
SBC Communications Inc. 5.625% 2016	10,000	10,155
AT&T Corp. 8.00% 2031[5]	5,000	6,031
AT&T Inc. 6.30% 2038	2,800	2,805
Intelsat, Ltd. 6.50% 2013	14,850	10,915
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	39,673
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[10]	7,075	6,084
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	6,650
Intelsat Corp. 9.00% 2016	10,000	10,137
Intelsat (Bermuda), Ltd. 9.25% 2016	23,650	23,975
Intelsat (Bermuda), Ltd. 11.25% 2016	6,800	6,927
Verizon Global Funding Corp. 4.90% 2015	3,560	3,487
Verizon Communications Inc. 5.50% 2017	27,000	27,157
Verizon Communications Inc. 6.10% 2018	11,300	11,870
Verizon Global Funding Corp. 7.75% 2030	6,705	7,641
Verizon Communications Inc. 6.25% 2037	50,000	50,290
Triton PCS, Inc. 8.50% 2013	94,050	98,400
Windstream Corp. 8.125% 2013	7,500	7,800
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	17,125	17,724
Windstream Corp. 8.625% 2016	63,950	67,307
British Telecommunications PLC 8.625% 2010[5]	2,000	2,178
British Telecommunications PLC 5.15% 2013	8,750	8,798
British Telecommunications PLC 5.95% 2018	45,750	45,926
British Telecommunications PLC 9.125% 2030[5]	5,800	7,044
Cricket Communications, Inc. 9.375% 2014	35,450	34,963
Cricket Communications, Inc. 9.375% 2014[4]	19,000	18,739
Rural Cellular Corp. 8.25% 2012	4,000	4,180
Rural Cellular Corp. 8.989% 2012[5]	11,590	11,822
Rural Cellular Corp. 6.076% 2013[5]	36,300	36,844
Telecom Italia Capital SA 4.00% 2010	1,470	1,445
Telecom Italia Capital SA 4.875% 2010	1,630	1,614
Telecom Italia Capital SA, Series B, 5.25% 2013	7,700	7,391
Telecom Italia Capital SA 5.25% 2015	14,000	13,111
Telecom Italia Capital SA 7.20% 2036	18,400	18,495
MetroPCS Wireless, Inc., Term Loan B, 5.50% 2013[5,7,8]	13,837	13,074
MetroPCS Wireless, Inc. 9.25% 2014	17,300	17,084
Rogers Wireless Inc. 7.25% 2012	9,175	9,795
Rogers Wireless Inc. 7.50% 2015	16,750	17,772
Cincinnati Bell Inc. 7.25% 2013	26,275	26,538
Vodafone Group PLC 5.625% 2017	9,200	9,256
Vodafone Group PLC 6.15% 2037	16,560	16,369
France Télécom 7.75% 2011[5]	15,500	16,771
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	7,540
Hawaiian Telcom Communications, Inc. 10.318% 2013[5]	15,920	6,448
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	1,839
Singapore Telecommunications Ltd. 6.375% 2011[4]	6,000	6,380
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,130
Singapore Telecommunications Ltd. 7.375% 2031[4]	3,800	4,210
Koninklijke KPN NV 8.00% 2010	10,000	10,695
Koninklijke KPN NV 8.375% 2030	3,020	3,620
ALLTELL Corp., Term Loan B3, 5.466% 2015[5,7,8]	13,059	12,060
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	12,000	11,569
Level 3 Financing, Inc. 9.25% 2014	10,000	9,150
NTELOS Inc., Term Loan B, 5.27% 2011[5,7,8]	5,821	5,719
Embarq Corp. 6.738% 2013	5,000	4,994
Trilogy International Partners LLC, Term Loan B, 6.196% 2012[5,7,8]	5,250	4,508
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000	4,110
Citizens Communications Co. 7.875% 2027	3,425	3,057
		1,628,182

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 1.73%
U.S. Treasury 3.625% 2009	10,000	10,191
U.S. Treasury 3.875% 2009	14,000	14,275
U.S. Treasury 4.50% 2009	15,000	15,380
U.S. Treasury 4.50% 2011	16,165	17,177
U.S. Treasury 4.625% 2011	122,750	131,016
U.S. Treasury 3.00% 2012[1,12]	32,669	35,842
U.S. Treasury 4.125% 2012	37,750	39,546
U.S. Treasury 4.25% 2012	112,490	118,511
U.S. Treasury 4.875% 2012	20,000	21,542
U.S. Treasury 3.625% 2013	52,500	53,973
U.S. Treasury 4.25% 2013	228,307	241,471
U.S. Treasury 4.25% 2014	91,000	96,253
U.S. Treasury Principal Strip 0% 2014	28,000	23,250
U.S. Treasury Principal Strip 0% 2014	8,000	6,650
U.S. Treasury Principal Strip 0% 2014	5,000	4,206
U.S. Treasury 4.625% 2017	3,500	3,740
U.S. Treasury 8.875% 2017	7,500	10,419
U.S. Treasury 6.00% 2026	20,000	23,645
U.S. Treasury 4.50% 2036	48,940	48,974
U.S. Treasury Principal Strip 0% 2037	45,000	12,185
Freddie Mac 5.25% 2011	57,500	60,973
Freddie Mac 5.00% 2018	170,000	164,276
Fannie Mae 5.25% 2012	74,000	76,555
Fannie Mae 4.625% 2013	80,000	80,161
Fannie Mae 6.25% 2029	41,000	47,676
Federal Home Loan Bank 5.125% 2013	43,000	45,902
CoBank ACB 7.875% 2018[4]	10,000	10,302
CoBank ACB 3.40% 2022[4,5]	8,315	6,198
Federal Agricultural Mortgage Corp. 4.25% 2008	6,000	6,036
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	1,000	1,044
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,172
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,141
		1,440,682

INFORMATION TECHNOLOGY — 1.65%
NXP BV and NXP Funding LLC 5.463% 2013[5]	104,645	96,666
NXP BV and NXP Funding LLC 7.875% 2014	100,850	100,094
NXP BV and NXP Funding LLC 9.50% 2015	201,515	195,470
Freescale Semiconductor, Inc., Term Loan B, 4.459% 2013[5,7,8]	10,039	8,812
Freescale Semiconductor, Inc. 6.675% 2014[5]	3,000	2,408
Freescale Semiconductor, Inc. 8.875% 2014	44,607	39,477
Freescale Semiconductor, Inc. 9.125% 2014[9]	73,725	61,007
Freescale Semiconductor, Inc. 10.125% 2016	144,675	114,655
Electronic Data Systems Corp. 7.125% 2009	10,315	10,524
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	117,650	120,020
Electronic Data Systems Corp. 7.45% 2029	10,555	9,746
Sanmina-SCI Corp. 5.55% 2010[4,5]	1,732	1,719
Sanmina-SCI Corp. 6.75% 2013	23,110	21,030
Sanmina-SCI Corp. 5.55% 2014[4,5]	15,500	14,376
Sanmina-SCI Corp. 8.125% 2016	66,275	61,304
Jabil Circuit, Inc. 5.875% 2010	54,140	53,188
Jabil Circuit, Inc. 8.25% 2018[4]	29,000	29,145
First Data Corp., Term Loan B2, 5.349% 2014[5,7,8]	71,142	67,011
Celestica Inc. 7.875% 2011	38,930	39,368
Celestica Inc. 7.625% 2013	23,320	22,970
SunGard Data Systems Inc. 3.75% 2009	11,050	10,884
SunGard Data Systems Inc. 9.125% 2013	48,900	51,345
KLA-Tencor Corp. 6.90% 2018[1]	50,500	50,702
Western Union Co. 3.22% 2008[5]	17,000	16,903
Western Union Co. 5.40% 2011	5,000	5,002
Western Union Co. 5.93% 2016	24,000	23,710
Ceridian Corp. 11.25% 2015[4]	28,425	26,826
Sensata Technologies BV, Term Loan B, 4.663% 2013[5,7,8]	9,702	8,974
Sensata Technologies BV 8.00% 2014[5]	11,000	10,312
National Semiconductor Corp. 6.15% 2012	18,750	18,840
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	30,005	17,553
Hughes Communications, Inc. 9.50% 2014	15,750	15,829
Serena Software, Inc. 10.375% 2016	13,430	12,574
Oracle Corp. 5.75% 2018	10,000	10,200
Hewlett-Packard Co. 5.50% 2018	9,500	9,713
Xerox Corp. 7.125% 2010	9,000	9,409
Nortel Networks Ltd. 6.963% 2011[5]	6,500	6,159
		1,373,925

INDUSTRIALS — 1.57%
Continental Airlines, Inc. 8.75% 2011	29,250	22,230
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[7]	11,700	11,605
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	9,988	9,189
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	5,741	5,368
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	1,391	1,211
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	18,171	17,478
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	5,084	4,893
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	862	808
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	16,036	15,557
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	837	754
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[7]	12,475	10,358
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	705	685
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	5,408	4,975
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	14,448	13,905
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	11,380	9,132
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,704	2,712
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	7,054	7,057
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	5,981	5,562
Nielsen Finance LLC, Term Loan B, 5.346% 2013[5,7,8]	6,000	5,677
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	47,275	49,402
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]	4,475	4,676
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	57,225	41,488
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	4,717	4,622
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[7,11]	5,302	6,097
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	35,060	34,545
United Air Lines, Inc., Term Loan B, 4.938% 2014[5,7,8]	13,411	11,606
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	3,499	3,513
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,853	1,835
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,11]	3,360	1,176
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4,7]	5,323	4,046
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	9,539	8,529
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[7]	8,050	7,809
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	46,035	45,145
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[1,7,11]	3,377	3,259
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	19,813	19,213
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[7]	1,548	1,471
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[7]	17,745	16,414
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,349	2,314
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	4,595	4,411
AMR Corp. 9.00% 2012	11,000	7,315
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	17,138	17,166
AMR Corp. 9.00% 2016	2,000	1,300
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	15,573	11,913
AMR Corp. 10.00% 2021[1]	3,000	1,920
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[7]	7,938	7,025
US Investigations Services, Inc., Term Loan B, 5.599% 2015[5,7,8]	18,905	17,392
US Investigations Services, Inc. 10.50% 2015[4]	41,545	36,975
US Investigations Services, Inc. 11.75% 2016[4]	15,775	12,857
Allied Waste North America, Inc., Series B, 6.50% 2010	12,000	12,165
Allied Waste North America, Inc., Series B, 5.75% 2011	18,800	18,706
Allied Waste North America, Inc. 7.875% 2013	2,500	2,609
Allied Waste North America, Inc., Series B, 6.125% 2014	13,275	13,175
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,556
Allied Waste North America, Inc. 7.25% 2015	8,500	8,617
Allied Waste North America, Inc. 6.875% 2017	7,250	7,286
Ashtead Group PLC 8.625% 2015[4]	15,700	13,659
Ashtead Capital, Inc. 9.00% 2016[4]	58,885	51,819
Northwest Airlines, Inc., Term Loan B, 6.20% 2013[5,7,8]	6,627	6,180
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[5,7,8]	60,840	56,581
ARAMARK Corp., Term Loan B, 4.571% 2014[5,7,8]	12,047	11,569
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[5,7,8]	765	735
ARAMARK Corp. 6.739% 2015[5]	8,050	7,788
ARAMARK Corp. 8.50% 2015	24,575	25,742
General Electric Capital Corp., Series A, 4.80% 2013	13,000	13,065
General Electric Co. 5.25% 2017	11,250	11,217
General Electric Capital Corp., Series A, 3.475% 2026[5]	25,000	21,153
Koninklijke Philips Electronics NV 5.75% 2018	26,000	26,734
Koninklijke Philips Electronics NV 6.875% 2038	15,000	16,247
Sequa Corp., Term Loan B, 5.95% 2014[5,7,8]	39,152	38,149
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,7]	25,909	27,524
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,7]	10,477	10,477
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000	5,319
Hutchison Whampoa International Ltd. 6.50% 2013[4]	25,000	26,210
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,995
Caterpillar Financial Services Corp., Series F, 2.977% 2008[5]	400	400
Caterpillar Financial Services Corp., Series F, 4.85% 2012	5,000	5,069
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,078
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,090
Caterpillar Financial Services Corp. 5.45% 2018	10,000	10,163
NTK Holdings Inc. 0%/10.75% 2014[7,10]	12,500	5,438
THL Buildco, Inc. 8.50% 2014	27,325	20,152
Waste Management, Inc. 6.50% 2008	5,000	5,076
Waste Management, Inc. 5.00% 2014	7,000	6,765
WMX Technologies, Inc. 7.10% 2026	10,125	10,378
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300	5,618
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[9]	11,530	12,135
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105	4,351
USG Corp. 6.30% 2016	20,500	17,015
USG Corp. 7.75% 2018	4,150	3,756
CSX Corp. 5.75% 2013	10,000	10,141
CSX Corp. 6.25% 2015	10,000	10,229
Tyco International Group SA 6.125% 2008	8,000	8,038
Tyco International Group SA 7.00% 2028	4,345	4,179
Tyco International Group SA 6.875% 2029	8,310	8,008
John Deere Capital Corp. 4.875% 2009	4,000	4,031
John Deere Capital Corp. 5.40% 2011	2,000	2,069
John Deere Capital Corp., Series D, 4.50% 2013	10,000	9,991
John Deere Capital Corp. 5.10% 2013	500	511
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,533
American Standard Inc. 7.625% 2010	16,501	17,452
Accuride Corp. 8.50% 2015	17,200	15,394
Atrium Companies, Inc., Term Loan B, 6.49% 2012[5,7,8]	14,038	11,371
ACIH, Inc. 11.50% 2012[4]	6,125	1,807
Atlas Copco AB 5.60% 2017[4]	11,405	11,456
DRS Technologies, Inc. 6.875% 2013	275	274
DRS Technologies, Inc. 6.625% 2016	10,250	10,199
DRS Technologies, Inc. 7.625% 2018	200	205
Union Pacific Corp. 5.75% 2017	2,065	2,094
Union Pacific Corp. 5.70% 2018	8,000	8,108
Norfolk Southern Corp. 5.75% 2018[4]	10,000	10,161
CEVA Group PLC 10.00% 2014[4]	8,825	9,134
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	7,839
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	553
Esterline Technologies Corp. 6.625% 2017	7,500	7,669
Esco Corp. 6.675% 2013[4,5]	3,725	3,408
Esco Corp. 8.625% 2013[4]	4,000	4,000
RSC Holdings III, LLC, Second Lien Term Loan B, 6.23% 2013[5,7,8]	8,105	7,193
TransDigm Inc. 7.75% 2014	6,865	7,054
H&E Equipment Services, Inc. 8.375% 2016	6,800	5,950
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	5,230	5,393
Lockheed Martin Corp. 4.121% 2013	5,000	4,917
BNSF Funding Trust I 6.613% 2055[5]	2,910	2,679
Canadian National Railway Co. 4.95% 2014	2,000	2,015
Alion Science and Technology Corp. 10.25% 2015	1,740	1,116
		1,305,522

UTILITIES — 1.21%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[5,7,8]	19,426	18,654
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[4]	164,804	172,632
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[4]	60,355	63,222
Edison Mission Energy 7.50% 2013	32,525	33,989
Edison Mission Energy 7.75% 2016	35,300	37,153
Midwest Generation, LLC, Series B, 8.56% 2016[7]	11,625	12,555
Edison Mission Energy 7.00% 2017	19,525	19,818
Edison Mission Energy 7.20% 2019	39,450	39,943
Homer City Funding LLC 8.734% 2026[7]	12,561	12,969
Edison Mission Energy 7.625% 2027	20,850	20,407
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,225
AES Corp. 9.50% 2009	39,554	41,186
AES Corp. 9.375% 2010	7,502	8,018
AES Corp. 8.75% 2013[4]	38,707	40,594
AES Corp. 7.75% 2015	10,000	10,375
AES Red Oak, LLC, Series A, 8.54% 2019[7]	36,598	36,873
AES Red Oak, LLC, Series B, 9.20% 2029[7]	7,000	7,053
NRG Energy, Inc. 7.25% 2014	24,525	25,261
NRG Energy, Inc. 7.375% 2016	76,625	79,115
MidAmerican Energy Co. 4.65% 2014	3,200	3,167
MidAmerican Energy Co. 5.95% 2017	7,000	7,308
MidAmerican Energy Holdings Co. 5.75% 2018[4]	20,000	20,352
MidAmerican Energy Holdings Co. 6.125% 2036	10,150	10,175
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,160
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,394
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	7,527
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,309
Sierra Pacific Resources 8.625% 2014	2,725	2,865
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,661
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,673
Sierra Pacific Resources 6.75% 2017	3,000	2,972
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000	5,398
Israel Electric Corp. Ltd. 7.70% 2018[4]	22,500	26,061
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,550
Cilcorp Inc. 8.70% 2009	9,000	9,334
Union Electric Co. 5.40% 2016	8,000	7,736
Illinois Power Co. 6.125% 2017	5,000	4,908
Cilcorp Inc. 9.375% 2029	3,000	3,309
E.ON International Finance BV 5.80% 2018[4]	23,000	23,215
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000	11,175
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	4,000	4,066
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750	7,406
PSEG Power LLC 7.75% 2011	7,500	8,034
PSEG Power LLC 5.00% 2014	10,000	9,684
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	1,000
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,768
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,031
Ohio Power Co., Series K, 6.00% 2016	5,000	5,084
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,996
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,634
Virginia Electric and Power Co., Series A, 6.00% 2037	2,250	2,200
Alabama Power Co., Series X, 3.125% 2008	3,750	3,750
Alabama Power Co., Series R, 4.70% 2010	1,250	1,275
Alabama Power Co., Series Q, 5.50% 2017	5,000	5,105
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,382
Constellation Energy Group, Inc. 6.125% 2009	8,000	8,139
AES Panamá, SA 6.35% 2016[4]	8,000	7,873
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,099
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,136
Scottish Power PLC 5.375% 2015	5,000	4,857
PECO Energy Co., First and Refunding Mortgage Bonds, 5.70% 2037	5,000	4,758
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,991
Enersis SA 7.375% 2014	3,500	3,771
Intergen Power 9.00% 2017[4]	3,000	3,150
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,139
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,7]	2,461	2,483
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,7]	1,754	1,747
		1,002,849

ENERGY — 1.11%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,7]	15,892	15,969
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	306	307
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,7]	13,329	14,946
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	4,325	4,850
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,7]	49,350	45,777
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,7]	55,650	47,078
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000	8,200
Williams Companies, Inc. 4.698% 2010[4,5]	8,000	8,240
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,888
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,650
Williams Companies, Inc. 7.125% 2011	38,750	41,366
Williams Companies, Inc. 8.125% 2012	14,810	16,291
Williams Companies, Inc. 7.875% 2021	15,125	16,600
Williams Companies, Inc. 8.75% 2032	12,500	14,844
Southern Natural Gas Co. 5.90% 2017[4]	11,740	11,749
El Paso Natural Gas Co. 5.95% 2017	7,500	7,480
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	71,615
Enterprise Products Operating LP 5.65% 2013	10,000	10,078
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,671
Enterprise Products Operating LP 6.875% 2033	5,750	5,722
Enterprise Products Operating LP 8.375% 2066[5]	26,280	26,196
Enterprise Products Operating LP 7.034% 2068[5]	31,720	27,763
Gaz Capital SA 8.146% 2018[4]	3,250	3,465
Gaz Capital SA 6.51% 2022[4]	42,310	38,819
Gaz Capital SA, Series 9, 6.51% 2022	9,500	8,716
Gaz Capital SA 7.288% 2037[4]	24,925	24,059
TransCanada PipeLines Ltd. 6.35% 2067[5]	76,100	67,747
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,7]	28,500	27,531
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	9,000	8,694
Drummond Co., Inc. 7.375% 2016[4]	37,705	34,170
Forest Oil Corp. 7.25% 2019	28,600	29,673
Premcor Refining Group Inc. 6.125% 2011	14,500	14,990
Premcor Refining Group Inc. 6.75% 2011	11,150	11,442
Newfield Exploration Co. 6.625% 2014	8,700	8,678
Newfield Exploration Co. 6.625% 2016	17,250	17,078
Enbridge Energy Partners, LP 6.50% 2018[4]	5,225	5,299
Enbridge Energy Partners, LP 8.05% 2067[5]	20,045	19,050
Sunoco, Inc. 4.875% 2014	10,060	9,608
Sunoco, Inc. 5.75% 2017	10,000	9,612
XTO Energy Inc. 5.65% 2016	10,000	10,113
XTO Energy Inc. 6.25% 2017	7,750	8,129
Enbridge Inc. 5.60% 2017	17,200	16,920
Qatar Petroleum 5.579% 2011[4,7]	15,556	15,920
Devon Financing Corp., ULC 6.875% 2011	14,500	15,574
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	12,325	12,787
Pemex Project Funding Master Trust 7.875% 2009	1,297	1,332
Pemex Project Funding Master Trust 5.75% 2018[4]	4,500	4,657
Pemex Project Funding Master Trust 6.625% 2035[4]	5,000	5,234
Marathon Oil Corp. 5.90% 2018	10,000	10,137
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	10,036
Husky Energy Inc. 6.80% 2037	8,625	8,783
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,383
Petroplus Finance Ltd. 6.75% 2014[4]	3,750	3,544
Petroplus Finance Ltd. 7.00% 2017[4]	3,750	3,506
Petrobas International Finance Co. 6.125% 2016	6,000	6,225
Sabine Pass LNG, LP 7.25% 2013	6,000	5,580
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,407
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,379
TEPPCO Partners LP 7.00% 2067[5]	4,830	4,111
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,7]	3,012	3,061
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,457
		919,186

HEALTH CARE — 1.10%
Tenet Healthcare Corp. 6.375% 2011	3,345	3,161
Tenet Healthcare Corp. 7.375% 2013	3,495	3,259
Tenet Healthcare Corp. 9.875% 2014	131,720	135,342
Tenet Healthcare Corp. 9.25% 2015	31,015	30,937
HealthSouth Corp. 10.829% 2014[5]	41,025	41,846
HealthSouth Corp. 10.75% 2016	85,700	92,556
Boston Scientific Corp. 5.45% 2014	8,100	7,655
Boston Scientific Corp. 6.40% 2016	43,898	42,581
Boston Scientific Corp. 5.125% 2017	12,785	11,379
Boston Scientific Corp. 7.00% 2035	39,038	34,939
HCA Inc., Term Loan B, 4.946% 2013[5,7,8]	87,374	83,197
HCA Inc. 9.125% 2014	2,090	2,221
HCA Inc. 9.25% 2016	3,650	3,933
HCA Inc. 9.625% 2016[9]	3,400	3,659
VWR Funding, Inc. 10.25% 2015[5,9]	73,210	70,831
PTS Acquisition Corp. 9.50% 2015[9]	50,835	44,481
Warner Chilcott Corp. 8.75% 2015	42,424	43,273
Mylan Inc., Term Loan B, 6.125% 2014[5,7,8]	33,536	33,014
Cardinal Health, Inc. 4.00% 2015	25,000	22,832
Cardinal Health, Inc. 5.80% 2016	10,000	10,043
Elan Finance PLC and Elan Finance Corp. 7.201% 2013[5]	13,570	12,484
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	19,350	19,205
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	26,999
Coventry Health Care, Inc. 6.30% 2014	26,750	26,142
UnitedHealth Group Inc. 4.875% 2013	3,500	3,342
UnitedHealth Group Inc. 4.875% 2013	1,500	1,434
UnitedHealth Group Inc. 6.00% 2017	15,000	14,931
CHS/Community Health Systems, Inc. 8.875% 2015	15,665	16,370
Hospira, Inc. 3.176% 2010[5]	10,000	9,667
Hospira, Inc. 5.55% 2012	5,295	5,242
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	10,870	11,604
Humana Inc. 6.45% 2016	10,000	9,824
Surgical Care Affiliates, Inc. 8.875% 2015[1,4,9]	4,250	3,506
Surgical Care Affiliates, Inc. 10.00% 2017[1,4]	8,000	5,760
AstraZeneca PLC 5.40% 2012	7,000	7,259
Viant Holdings Inc. 10.125% 2017[4]	8,335	6,876
Biogen Idec Inc. 6.00% 2013	6,000	5,934
Abbott Laboratories 5.875% 2016	4,615	4,871
Bausch & Lomb Inc. 9.875% 2015[4]	2,250	2,402
		914,991

ASSET-BACKED OBLIGATIONS[7] — 1.02%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	5,442	5,406
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	8,303	8,257
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	20,000	19,834
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	20,000	18,631
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.746% 2013[4,5]	8,000	7,655
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 3.116% 2014[4,5]	7,550	6,002
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	17,475	16,653
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.766% 2015[4,5]	17,000	15,645
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 3.216% 2015[4,5]	2,300	1,560
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 3.055% 2036[5]	18,294	15,233
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 3.055% 2036[5]	8,651	6,442
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 3.065% 2036[5]	22,064	18,716
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923	6,218
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	17,590
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	24,996
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2D, 6.164% 2036[5]	22,289	15,874
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2E, 6.351% 2036[5]	7,000	4,599
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 3.075% 2037[5]	25,000	17,656
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,005	4,767
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250	21,895
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	7,500	7,427
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000	8,737
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	10,000	9,255
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.866% 2037[5]	37,622	23,463
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.035% 2037[5]	20,000	14,272
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.045% 2037[5]	7,125	5,887
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	10,000	4,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	15,312	15,122
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.354% 2036[1,5]	3,047	1,676
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1,5]	6,317	2,590
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 2.995% 2037[5]	25,868	8,770
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	15,906	5,927
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	12,500	7,453
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	18,000	7,219
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1,5]	7,500	4,103
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	9,287	9,101
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,499
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	10,010
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,113
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	18,006
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000	10,828
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	6,921
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.93% 2013[5]	18,000	16,878
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 3.045% 2036[5]	17,043	11,235
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 3.045% 2036[5]	7,950	5,331
SACO I Trust, Series 2005-4, Class M-1, 3.495% 2035[1,4,5]	3,000	1,500
SACO I Trust, Series 2006-7, Class A, 3.025% 2036[5]	28,759	10,129
SACO I Trust, Series 2006-12, Class I-A, 3.035% 2036[5]	13,409	4,693
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	4,790	4,739
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,237
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036[5]	19,462	15,239
American Express Issuance Trust, Series 2005-1, Class C, 3.046% 2011[5]	17,500	14,935
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	14,250	14,430
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	15,000	14,153
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011[1]	14,000	13,923
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	5,067	5,069
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	8,176	7,997
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4,5]	3,616	3,522
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4,5]	9,423	8,319
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,110
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[5]	10,634	10,501
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.116% 2013[5]	6,000	5,168
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 3.006% 2014[5]	2,000	1,647
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 4.966% 2016[5]	4,600	3,652
Discover Card Master Trust, Series 2008-A3, Class A-3, 5.10% 2013[1]	10,125	10,117
Providian Master Note Trust, Series 2005-A1, Class A, 2.776% 2012[4,5]	10,000	9,983
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	9,822
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,178	4,960
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.495% 2033[5]	175	138
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 3.235% 2036[1,5]	10,000	4,539
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[5]	11,978	9,380
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.515% 2035[5]	10,000	8,453
Home Equity Asset Trust, Series 2005-2, Class B-4, 6.395% 2035[1,4,5]	6,775	678
Ameriquest Mortgage Securities Trust, Series 2006-M3, Class A-2C, 3.055% 2036[5]	12,000	8,798
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 2.995% 2037[5]	10,000	8,766
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[1]	15,631	8,597
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 3.055% 2036[5]	9,000	8,247
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,195
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 4.416% 2012[5]	3,600	3,347
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[4]	5,000	4,662
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,584	7,788
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	7,000	6,909
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	6,392
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 3.015% 2026[5]	18,603	5,984
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	5,711
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class A-2, 3.045% 2037[5]	6,600	5,690
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	6,155	5,632
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.645% 2034[5]	7,000	5,619
BNC Mortgage Loan Trust, Series 2007-3, Class A3, 3.025% 2037[5]	5,819	4,793
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.316% 2013[5]	5,000	4,546
Structured Asset Investment Loan Trust, Series 2006-BNC2, Class A-5, 3.055% 2036[1,5]	10,000	4,500
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[1,4]	4,670	4,296
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.395% 2034[5]	4,980	4,116
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 2.985% 2036[1,5]	16,710	3,676
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 4.595% 2035[5]	7,500	3,171
BA Credit Card Trust, Series 2007-2, Class C-2, 2.986% 2012[5]	3,315	3,008
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	2,963
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[5]	2,800	2,329
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[4]	2,000	1,981
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 3.195% 2037[1,5]	4,133	1,860
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1,4]	576	570
Structured Asset Securities Corp., Series 2005-WF4, Class B-1, 5.395% 2035[1,5]	1,500	225
		847,856

MATERIALS — 0.70%
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100	3,232
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	37,230	40,534
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	17,735	19,642
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,700	3,386
Stone Container Corp. 8.375% 2012	19,558	17,993
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	15,825	13,728
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	18,665	15,865
Georgia Gulf Corp. 7.125% 2013	850	672
Georgia Gulf Corp. 9.50% 2014	49,270	41,880
Georgia Gulf Corp. 10.75% 2016	4,535	3,311
Domtar Corp. 5.375% 2013	3,350	3,065
Domtar Corp. 7.125% 2015	37,750	36,618
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	3,000	2,900
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	17,280	16,112
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	16,430	14,738
Nalco Co. 7.75% 2011	20,010	20,660
Nalco Co. 8.875% 2013	1,000	1,058
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[10]	7,200	6,912
Abitibi-Consolidated Inc. 8.55% 2010	10,193	5,453
Abitibi-Consolidated Co. of Canada 15.50% 2010[4]	14,372	9,989
Abitibi-Consolidated Co. of Canada 6.30% 2011[5]	5,225	2,377
Abitibi-Consolidated Inc. 7.75% 2011	6,025	2,741
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,955	821
Abitibi-Consolidated Co. of Canada 8.375% 2015	15,515	6,516
NewPage Corp., Series A, 9.489% 2012[5]	10,000	10,475
NewPage Corp. 10.00% 2012[4]	10,500	11,261
NewPage Corp., Series A, 12.00% 2013	3,170	3,376
Stora Enso Oyj 6.404% 2016[4]	14,500	12,895
Stora Enso Oyj 7.25% 2036[4]	13,000	11,002
Georgia-Pacific Corp. 8.125% 2011	9,825	10,230
Georgia-Pacific Corp. 9.50% 2011	5,000	5,300
Georgia-Pacific Corp., First Lien Term Loan B, 4.74% 2012[5,7,8]	6,335	6,089
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	21,530	19,269
Graphic Packaging International, Inc. 8.50% 2011	18,975	19,260
Algoma Steel Inc. 9.875% 2015[4]	19,750	18,071
Owens-Illinois, Inc. 7.50% 2010	750	778
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000	16,720
Norske Skogindustrier ASA 7.625% 2011[4]	19,640	16,301
Metals USA Holdings Corp. 8.698% 2012[5,9]	10,675	8,807
Metals USA, Inc. 11.125% 2015	4,200	4,347
FMG Finance Pty Ltd. 10.625% 2016[4]	11,500	13,139
AMH Holdings, Inc. 0%/11.25% 2014[10]	16,795	12,092
Momentive Performance Materials Inc. 9.75% 2014	12,000	11,700
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,268
AEP Industries Inc. 7.875% 2013	10,500	10,080
UPM-Kymmene Corp. 5.625% 2014[4]	7,500	6,576
Building Materials Corp. of America 7.75% 2014	8,400	6,300
JSG Funding PLC 7.75% 2015	6,500	5,931
Weyerhaeuser Co. 7.375% 2032[3]	3,500	3,523
Weyerhaeuser Co. 6.875% 2033[3]	2,500	2,372
Rohm and Haas Co. 5.60% 2013	4,020	4,086
Ispat Inland ULC 9.75% 2014	3,207	3,421
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,256
E.I. du Pont de Nemours and Co. 5.00% 2013	3,025	3,090
Ryerson Inc. 10.614% 2014[4,5]	1,200	1,098
Ryerson Inc. 12.00% 2015[4]	1,800	1,791
United States Steel Corp. 7.00% 2018	2,835	2,865
Berry Plastics Holding Corp. 10.25% 2016	2,950	2,515
Packaging Corp. of America 4.375% 2008	2,500	2,500
Arbermarle Corp. 5.10% 2015	2,570	2,470
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	2,144
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,611
Airgas, Inc. 6.25% 2014	1,400	1,397
Neenah Paper, Inc. 7.375% 2014	332	301
Ainsworth Lumber Co. Ltd. 7.25% 2012	472	267
		580,177

CONSUMER STAPLES — 0.47%
Wesfarmers Ltd. 6.998% 2013[4]	50,000	52,067
SUPERVALU INC., Term Loan B, 4.209% 2012[5,7,8]	14,166	13,903
SUPERVALU INC. 7.50% 2012	3,323	3,456
Albertson’s, Inc. 7.25% 2013	14,122	14,619
SUPERVALU INC. 7.50% 2014	1,000	1,040
Albertson’s, Inc. 8.00% 2031	12,650	12,568
Tyson Foods, Inc. 6.85% 2016[5]	45,325	45,246
Yankee Candle Co., Inc., Series B, 8.50% 2015	25,445	21,628
Yankee Candle Co., Inc., Series B, 9.75% 2017	20,470	16,530
Stater Bros. Holdings Inc. 8.125% 2012	22,625	23,078
Stater Bros. Holdings Inc. 7.75% 2015	13,750	13,853
Dole Food Co., Inc. 8.625% 2009	12,850	12,497
Dole Food Co., Inc. 7.25% 2010	7,875	7,088
Dole Food Co., Inc. 8.875% 2011	10,735	9,662
CVS Corp. 5.298% 2027[4,7]	4,196	3,899
CVS Corp. 6.036% 2028[4,7]	13,579	12,532
CVS Caremark Corp. 6.943% 2030[4,7]	5,973	5,918
Kroger Co. 6.40% 2017	17,950	19,130
Spectrum Brands, Inc., Term Loan B, 7.096% 2013[5,7,8]	15,448	14,065
Spectrum Brands, Inc., Term Loan, Letter of Credit, 7.119% 2013[5,7,8]	850	774
Duane Reade Inc. 9.75% 2011	14,120	13,167
Vitamin Shoppe Industries Inc. 10.565% 2012[1,5]	11,650	11,650
Tesco PLC 6.15% 2037[4]	10,600	10,352
Delhaize Group 6.50% 2017	3,850	4,070
Delhaize America, Inc. 9.00% 2031	5,000	6,204
Rite Aid Corp. 8.625% 2015	3,000	2,452
Rite Aid Corp. 7.70% 2027	9,000	5,445
Rite Aid Corp. 6.875% 2028	2,500	1,412
Safeway Inc. 6.35% 2017	8,000	8,515
Constellation Brands, Inc. 8.375% 2014	3,675	3,914
Constellation Brands, Inc. 7.25% 2017	3,000	3,037
Kraft Foods Inc. 6.875% 2038	5,875	6,110
Smithfield Foods, Inc., Series B, 8.00% 2009	875	897
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,821
Elizabeth Arden, Inc. 7.75% 2014	3,675	3,638
		387,237

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.13%
United Mexican States Government Global 6.375% 2013	14,765	16,057
United Mexican States Government Global 11.375% 2016	9,118	13,212
United Mexican States Government Global 5.625% 2017	3,640	3,835
United Mexican States Government Global 6.75% 2034	7,740	8,588
United Mexican States Government Global 6.05% 2040	14,000	14,000
Russian Federation 8.25% 2010[7]	1,333	1,398
Russian Federation 7.50% 2030[7]	24,398	27,997
State of Qatar 9.75% 2030	4,000	6,200
El Salvador (Republic of) 7.75% 2023	3,000	3,380
El Salvador (Republic of) 7.75% 2023[4]	1,250	1,408
El Salvador (Republic of) 7.65% 2035[4]	750	806
Banque Centrale de Tunisie 7.375% 2012	3,500	3,797
Bulgaria (Republic of) 8.25% 2015	3,000	3,543
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,305
Corporación Andina de Fomento 5.75% 2017	2,000	1,935
		109,461

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	4,013	3,787
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	3,346	3,284
		7,071

Total bonds & notes (cost: $22,487,341,000)		21,314,558

	Principal amount	Market value
Short-term securities — 7.89%	(000)	(000)

Federal Home Loan Bank 1.70%–4.15% due 5/2–10/27/2008	$1,193,702	$1,188,636
Freddie Mac 1.736%–4.24% due 5/5–9/15/2008	994,078	988,748
Fannie Mae 2.055%–2.18% due 5/30–10/28/2008	622,200	618,846
U.S. Treasury Bills 1.44%–3.446% due 5/22–10/2/2008	588,400	586,999
General Electric Capital Corp. 2.47%–2.62% due 6/24–8/12/2008	155,000	154,008
General Electric Capital Services, Inc. 2.53% due 7/15/2008	75,000	74,542
Edison Asset Securitization LLC 2.60%–2.72% due 6/9–7/18/2008[4]	70,600	70,195
General Electric Co. 2.42% due 6/27/2008	50,500	50,263
JPMorgan Chase & Co. 2.42%–2.95% due 5/6–7/14/2008	257,000	256,219
Park Avenue Receivables Co., LLC 2.68%–2.75% due 5/27–6/5/2008[4]	60,000	59,863
Coca-Cola Co. 2.00%–2.67% due 5/13–6/27/2008[4]	300,100	299,541
AT&T Inc. 2.10%–2.70% due 5/9–7/22/2008[4]	286,800	285,558
Ranger Funding Co. LLC 2.65%–2.90% due 5/6–7/8/2008[4]	148,500	148,013
Bank of America Corp. 2.58%–2.615% due 6/20–7/9/2008	67,500	67,146
Variable Funding Capital Corp. 2.70%–2.85% due 6/4–7/8/2008[4]	213,600	212,740
Wal-Mart Stores Inc. 2.05%–2.40% due 5/27–10/6/2008[4]	207,800	206,471
IBM International Group Capital LLC 2.08%–2.24% due 5/29–6/17/2008[4]	118,000	117,677
IBM Corp. 2.17% due 6/25/2008[4]	30,000	29,863
United Parcel Service Inc. 2.00%–2.03% due 5/27–7/28/2008[4]	135,200	134,706
CAFCO, LLC 2.75%–2.88% due 6/4–7/15/2008[4]	130,000	129,400
E.I. duPont de Nemours and Co. 2.12%–2.18% due 5/13–6/4/2008[4]	109,650	109,484
PepsiCo Inc. 2.05%–2.10% due 6/2–6/12/2008[4]	95,500	95,285
Pfizer Inc 2.50%–4.35% due 5/22–7/7/2008[4]	85,716	85,448
Harley-Davidson Funding Corp. 2.10%–2.72% due 5/8–7/29/2008[4]	81,000	80,596
Procter & Gamble International Funding S.C.A. 2.08%–2.12% due 6/13–6/24/2008[4]	70,635	70,389
Walt Disney Co. 2.73%–2.74% due 5/5–5/6/2008	66,000	65,968
John Deere Capital Corp. 2.14% due 7/1–7/2/2008[4]	61,400	61,092
NetJets Inc. 2.07%–2.48% due 5/5–6/26/2008[4]	53,202	53,061
Johnson & Johnson 2.25% due 5/23/2008[4]	50,000	49,917
Federal Farm Credit Banks 2.00% due 6/18/2008	50,000	49,864
Honeywell International Inc. 2.05% due 7/25/2008[4]	47,000	46,670
Eaton Corp. 2.65% due 6/3/2008[4]	26,100	26,035
Wm. Wrigley Jr. Co. 2.10% due 8/1/2008[4]	25,000	24,809
USAA Capital Corp. 2.76% due 5/15/2008	23,900	23,872
Paccar Financial Corp. 2.70% due 5/14/2008	20,200	20,178
Brown-Forman Corp. 2.15% due 7/7/2008[4]	18,700	18,597

Total short-term securities (cost: $6,560,206,000)		6,560,699

Total investment securities (cost: $78,237,612,000)		83,456,982
Other assets less liabilities		(324,371)

Net assets		$83,132,611

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $14,704,744,000, which represented 17.69% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,917,288,000, which represented 8.32% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $178,500,000) may be subject to legal or contractual restrictions on resale.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $828,329,000, which represented 1.00% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Index-linked bond whose principal amount moves with a government retail price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended April 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 4/30/08 (000)

H.J. Heinz Co.	18,104,640	2,492,060	—	20,596,700	$23,070	$968,663
Weyerhaeuser Co.	10,728,000	—	—	10,728,000	25,747	685,305
Weyerhaeuser Co. 7.375% 2032	$—	$3,500,000	$—	$3,500,000	10	3,523
Weyerhaeuser Co. 6.875% 2033	$—	$2,500,000	$—	$2,500,000	18	2,372
Weyerhaeuser Co. 5.95% 2008	$5,331,000	$—	$5,331,000	$—	33	—
Microchip Technology Inc.	11,265,000	2,863,000	—	14,128,000	12,376	519,204
MeadWestvaco Corp.	10,865,696	635,000	—	11,500,696	7,789	302,468
iStar Financial, Inc.	8,207,550	1,516,400	1,287,800	8,436,150	20,864	162,396
iStar Financial, Inc. 5.375% 2010	$10,925,000	$—	$—	$10,925,000	445	9,837
iStar Financial, Inc.,
Series B, 5.125% 2011	$10,000,000	$—	$—	$10,000,000	412	8,756
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable	400,000	—	—	400,000	585	6,600
iStar Financial, Inc. 6.50% 2013	$—	$5,133,000	$—	$5,133,000	41	4,522
iStar Financial, Inc. 5.80% 2011	$5,000,000	$—	$—	$5,000,000	218	4,453
iStar Financial, Inc. 6.05% 2015	$4,285,000	$—	$133,000	$4,152,000	195	3,518
iStar Financial, Inc. 6.00% 2010	$3,750,000	$—	$—	$3,750,000	171	3,372
iStar Financial, Inc. 7.00% 2008	$6,525,000	$—	$6,525,000	$—	213	—
iStar Financial, Inc.,
Series B, 4.875% 2009	$5,000,000	$—	$5,000,000	$—	185	—
iStar Financial, Inc. 5.875% 2016	$—	$2,900,000	$2,900,000	$—	9	—
Bell Aliant Regional Communications
Income Fund*	4,488,700	1,916,300	—	6,405,000	10,305	191,450
Macquarie Korea Infrastructure Fund	21,023,070	—	—	21,023,070	4,809	135,714
Arthur J. Gallagher & Co.	5,403,700	—	—	5,403,700	5,079	132,769
Goodman Fielder Ltd.	67,000,000	—	—	67,000,000	7,752	112,643
Polaris Industries Inc.*	1,500,000	207,000	—	1,707,000	1,878	79,461
Clarent Hospital Corp.	484,684	—	—	484,684	—	97
Beverly Hills Bancorp Inc.†	950,000	—	950,000	—	81	—
Brookdale Senior Living Inc. †	5,906,600	691,000	6,597,600	—	6,985	—
Packaging Corp. of America†	6,792,800	—	6,792,800	—	1,698	—
Packaging Corp. of America 4.375% 2008†	$2,500,000	$—	$—	$2,500,000	84	—
SunCom Wireless Holdings, Inc., Class A†	4,732,277	—	4,732,277	—	—	—
Sunstone Hotel Investors, Inc. †	4,038,400	—	3,538,400	500,000	1,399	—
Triton PCS, Inc. 8.50% 2013†	$94,050,000	$—	$—	$94,050,000	6,187	—
Tupperware Brands Corp.†	3,865,000	—	3,865,000	—	653	—
					$139,291	$3,337,123

*The holding was in its initial period of acquisition at 7/31/2007 and was not publicly disclosed.
†	Unaffiliated issuer at 4/30/2008.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,660,449
Gross unrealized depreciation on investment securities	(5,463,624)
Net unrealized appreciation on investment securities	5,196,825
Cost of investment securities for federal income tax purposes	78,260,157

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-0608O-S10841

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 27, 2008

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: June 27, 2008